UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  October 31, 2023

Item 1. Report to Stockholders.

(a)
Weiss Alternative Multi-Strategy Fund

Class K – weisx
Investor Class – weizx

Annual Report

October 31, 2023

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Dear Shareholders:

The Weiss Alternative Multi-Strategy Fund (the “Fund” or “WEISX”) was launched on December 1, 2015 in response to investors’ search for a daily liquid, actively managed, multi-alternative strategy. The Fund seeks to provide returns with moderate volatility, lower drawdowns, and reduced correlation to the overall performance of bond and equity markets. The Fund employs a risk-controlled approach to liquid and diversified strategies. The Fund seeks to generate its return from three sources:

(1)	Core Market Neutral: Employs approximately 20 industry-focused, differentiated strategies and aims to generate performance through security price dispersion instead of market direction.

(2)	Growth: A pro-cyclical strategy typically offering exposure to the US equity markets.

(3)	Defensive: Income-generating strategy created to provide high liquidity and capital preservation, typically offering exposure to US treasuries and corporate credit.

In the trailing 3-month period (Aug 01, 2023 – Oct 31, 2023), the Weiss Alternative Multi-Strategy Fund (WEISX) returned -6.37% net of fees while its benchmark, the Bloomberg US Corporate Bond Index returned -5.23%. Overall portfolio annualized volatility for the trailing 3 months was 6.82%.

For the trailing 1-year, WEISX returned 1.2% net on 9.63% volatility. Over the same time-period, the Corporate Bond Index benchmark returned 2.77% on 7.82% volatility.

In the trailing 3-month period, The Core Market Neutral component of WEISX produced gross returns of 1.42%, the Growth Component returned -13.86% gross and Defensive finished with returns of -4.04% gross. The current month end gross exposure weights across the three asset classes in the Fund are as follows: Growth Component 12.78%, Defensive Component 31.51% and the Core Market Neutral 55.71%.

WEISX illustrated its effort to minimize volatility and mitigate downside risk during periods of increased financial market instability. The Core Market Neutral strategy continued to contribute a return stream with low levels of correlation to other asset classes which complemented the pro-cyclical Growth sleeve and the Defensive sleeve.

Sincerely,

/s/ Weiss Portfolio Managers

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Performance data quoted represents past performance; past performance does not guarantee future results.

The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

Gross performance is shown for illustrative purposes only and does not reflect the fees and expenses of an investment in the Fund.

Volatility/Standard Deviation is defined as a quantity calculated to indicate the extent of deviation for a group as a whole.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value (“NAV”) of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Multi-Strategy Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Value of $20,000 Investment (Unaudited)

The chart assumes an initial investment of $20,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.weissfunds.com or calling 1-866-530-2690.

Rates of Return (%) – As of October 31, 2023

	One Year	Five Year	Since Inception(1)(2)
Class K	1.20%	1.82%	2.48%
Bloomberg U.S. Corporate Bond Index(3)	2.77%	0.85%	1.44%

Investor Class	0.85%	1.46%	1.95%
Bloomberg U.S. Corporate Bond Index(3)	2.77%	0.85%	0.78%

(1)	Inception Date of Class K was December 1, 2015.
(2)	Inception Date of Investor Class was February 28, 2017.
(3)
The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The securities that comprise the Bloomberg U.S. Corporate Bond Index may differ substantially from the securities in the Fund’s portfolio. It is not possible to directly invest in an index.

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

The Fund’s Class K gross expense ratio is 3.14% and the net expense ratio is 2.84%. The Fund’s Investor Class gross expense ratio is 3.49% and the net expense ratio is 3.19% (as of the most recent prospectus dated February 28, 2023). The expense ratios stated here may differ from that of the expense ratios provided in the Fund’s financial highlights herewithin due to the timing of financial information and the inclusion of acquired fund fees and expenses (“AFFE”) in the prospectus only. The Fund’s investment advisor has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred sales loads, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses to 1.50% of the average daily net assets of the Fund or by the Fund’s investment advisor through at least February 28, 2024. The advisor may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Expense Example (Unaudited)
October 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(05/01/2023 to
	(10/31/2023)	(05/01/2023)	(10/31/2023)	10/31/2023)
Class K Actual(2)(3)	3.70%	$1,000.00	$ 960.50	$18.28
Class K Hypothetical
(5% annual return before expenses)(4)	3.70%	$1,000.00	$1,006.55	$18.71

Investor Class Actual(2)(3)	4.05%	$1,000.00	$ 959.70	$20.01
Investor Class Hypothetical
(5% annual return before expenses)(4)	4.05%	$1,000.00	$1,004.79	$20.47

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from May 1, 2023 through October 31, 2023, of -3.95% and -4.03% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.41 and $9.14, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.63 and $9.40, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
October 31, 2023

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of common stocks, exchange traded funds, warrants, purchased options, money market fund, long swap contracts, and long futures contracts as of October 31, 2023. Data expressed excludes securities sold short, written options, short swap contracts, short futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
October 31, 2023

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, short preferred stocks and short swap contracts, as of October 31, 2023. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments
October 31, 2023

	Shares	Value
COMMON STOCKS – 54.03%

Aerospace & Defense – 0.38%
Boeing Co. (a)	1,745	$326,001
HEICO Corp. – Class A	586	74,498
L3Harris Technologies, Inc.	1,113	199,683
Lockheed Martin Corp.	306	139,120
TransDigm Group, Inc. (a)	97	80,325
		819,627
Air Freight & Logistics – 0.55%
C.H. Robinson Worldwide, Inc.	129	10,556
DSV A/S (b)	1,499	224,012
FedEx Corp.	1,813	435,302
Forward Air Corp.	1,999	128,756
GXO Logistics, Inc. (a)	6,819	344,428
United Parcel Service, Inc. – Class B	360	50,850
		1,193,904
Automobile Components – 0.14%
Autoliv, Inc.	2,290	209,879
Goodyear Tire & Rubber Co. (a)	8,126	96,699
		306,578
Banks – 2.39%
Banc of California, Inc.	25,051	280,822
Bank of America Corp.	22,462	591,650
Bank OZK	1,276	45,694
Banner Corp.	3,439	145,160
Citizens Financial Group, Inc.	12,219	286,291
Columbia Banking System, Inc.	7,450	146,541
Comerica, Inc.	2,430	95,742
ConnectOne Bancorp, Inc.	1,991	32,433
East West Bancorp, Inc.	1,755	94,103
Fifth Third Bancorp	7,946	188,400
First BanCorp (b)	4,741	63,292
First Citizens BancShares, Inc. – Class A	254	350,708
First Horizon Corp.	3,149	33,852
Independent Bank Group, Inc.	1,484	52,459
Pacific Premier Bancorp, Inc.	6,007	114,133
Pinnacle Financial Partners, Inc.	2,218	138,314
Popular, Inc. (b)	1,055	68,618
Regions Financial Corp.	9,482	137,773
Truist Financial Corp.	28,361	804,319

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Banks – 2.39% (Continued)
UniCredit SpA (b)	10,434	$261,576
Valley National Bancorp	40,043	311,535
Webster Financial Corp.	8,942	339,528
Wells Fargo & Co.	4,898	194,793
Western Alliance Bancorp	6,031	247,874
Wintrust Financial Corp.	2,447	182,766
		5,208,376
Beverages – 0.98%
Coca-Cola Co.	6,604	373,060
Coca-Cola Europacific Partners plc (b)	9,312	544,845
Keurig Dr. Pepper, Inc. (c)	37,731	1,144,381
Molson Coors Brewing Co. – Class B	1,260	72,790
		2,135,076
Biotechnology – 0.99%
89bio, Inc. (a)	2,364	17,494
AbbVie, Inc.	134	18,918
Alnylam Pharmaceuticals, Inc. (a)	31	4,706
Argenx S.E. – ADR (a)(b)	457	214,594
Biogen, Inc. (a)	1,101	261,531
Biohaven Ltd. (a)	918	24,336
BioMarin Pharmaceutical, Inc. (a)	49	3,991
Cytokinetics, Inc. (a)	1,583	55,183
Dynavax Technologies Corp. (a)	671	9,535
Exact Sciences Corp. (a)	639	39,356
Exelixis, Inc. (a)	1,997	41,118
Heron Therapeutics, Inc. (a)	3,943	2,511
Immunovant, Inc. (a)	3,108	102,719
Incyte Corp. (a)	376	20,278
Insmed, Inc. (a)	843	21,126
Karuna Therapeutics, Inc. (a)	320	53,315
Karyopharm Therapeutics, Inc. (a)	976	849
Madrigal Pharmaceuticals, Inc. (a)	584	76,726
Merus N.V. (a)(b)	384	7,722
MoonLake Immunotherapeutics (a)(b)	1,129	58,493
Morphic Holding, Inc. (a)	2,665	53,167
Natera, Inc. (a)	3,227	127,370
Point Biopharma Global, Inc. (a)	11,207	141,881
Regeneron Pharmaceuticals, Inc. (a)	18	14,038
Rigel Pharmaceuticals, Inc. (a)	3,654	2,950
Roivant Sciences Ltd. (a)	9,308	80,421

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Biotechnology – 0.99% (Continued)
Sage Therapeutics, Inc. (a)	86	$1,611
Sarepta Therapeutics, Inc. (a)	921	61,993
TG Therapeutics, Inc. (a)	1,299	10,041
United Therapeutics Corp. (a)	158	35,212
Vera Therapeutics, Inc. (a)	1,386	14,442
Vertex Pharmaceuticals, Inc. (a)	1,316	476,536
Viking Therapeutics, Inc. (a)	5,195	50,963
Viridian Therapeutics, Inc. (a)	3,210	40,125
Xenon Pharmaceuticals, Inc. (a)(b)	34	1,054
		2,146,305
Broadline Retail – 0.69%
Alibaba Group Holding Ltd. – ADR (a)(b)	371	30,622
Amazon.com, Inc. (a)(d)	10,884	1,448,551
Savers Value Village, Inc. (a)	1,127	16,871
		1,496,044
Building Products – 0.16%
Armstrong World Industries, Inc.	856	64,962
Carlisle Cos., Inc.	192	48,785
Johnson Controls International plc (b)	638	31,275
Masco Corp.	1,659	86,417
Owens Corning	732	82,987
Trane Technologies plc (b)	125	23,789
		338,215
Capital Markets – 2.95%
Affiliated Managers Group, Inc.	2,169	266,266
Allfunds Group plc (b)	11,454	58,623
AllianceBernstein Holding LP	31,137	894,566
Bank of New York Mellon Corp.	11,330	481,525
BGC Group, Inc.	109,595	643,324
Blue Owl Capital, Inc. – Class A	7,953	98,060
Brightsphere Investment Group, Inc.	5,847	91,564
Brookfield Asset Management Ltd. – Class A (b)	4,336	124,313
CBOE Holdings, Inc.	1,079	176,837
Charles Schwab Corp.	4,397	228,820
EQT AB (b)	4,160	76,002
Federated Hermes, Inc.	6,888	218,350
Franklin Resources, Inc.	4,293	97,837
Goldman Sachs Group, Inc.	1,102	334,578
Interactive Brokers Group, Inc. – Class A	1,788	143,165

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Capital Markets – 2.95% (Continued)
Intercontinental Exchange, Inc.	510	$54,794
KKR & Co., Inc.	8,409	465,859
Lazard Ltd. – Class A	35,430	983,891
LPL Financial Holdings, Inc.	1,851	415,587
Nasdaq, Inc.	4,770	236,592
Tradeweb Markets, Inc. – Class A	2,153	193,792
Virtu Financial, Inc. – Class A	2,632	48,666
Virtus Investment Partners, Inc.	405	74,613
		6,407,624
Chemicals – 0.65%
Ashland, Inc.	3,989	305,676
Chemours Co.	14,918	359,672
HB Fuller Co.	957	63,306
PureCycle Technologies, Inc. (a)(d)	66,548	296,139
RPM International, Inc.	869	79,314
Sherwin-Williams Co.	455	108,386
Tronox Holdings plc (b)	18,203	194,590
		1,407,083
Commercial Services & Supplies – 0.02%
GEO Group, Inc. (a)	4,134	36,131

Communications Equipment – 0.78%
ADTRAN Holdings, Inc.	41,705	274,002
Calix, Inc. (a)	10,335	342,295
Ciena Corp. (a)	10,335	436,137
Cisco Systems, Inc.	2,392	124,695
CommScope Holding Co., Inc. (a)	270,861	400,874
Lumentum Holdings, Inc. (a)	3,190	125,080
		1,703,083
Construction & Engineering – 0.25%
Dycom Industries, Inc. (a)	6,377	543,193

Construction Materials – 0.10%
CRH plc (b)	2,723	145,871
Vulcan Materials Co.	351	68,968
		214,839
Consumer Finance – 0.27%
Ally Financial, Inc.	8,661	209,510
Capital One Financial Corp.	1,272	128,841

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Consumer Finance – 0.27% (Continued)
FirstCash Holdings, Inc.	1,757	$191,372
OneMain Holdings, Inc.	1,366	49,080
		578,803
Consumer Staples Distribution & Retail – 0.71%
BJ’s Wholesale Club Holdings, Inc. (a)	2,321	158,107
Casey’s General Stores, Inc.	888	241,456
Dollar Tree, Inc. (a)	177	19,663
Maplebear, Inc. (a)	1,590	39,162
Sysco Corp.	3,151	209,510
Target Corp.	797	88,300
Walgreens Boots Alliance, Inc.	32	675
Wal-Mart Stores, Inc.	4,860	794,172
		1,551,045
Containers & Packaging – 0.07%
Crown Holdings, Inc.	1,755	141,453

Distributors – 0.04%
Pool Corp.	300	94,731

Diversified Consumer Services – 0.01%
WW International, Inc. (a)(d)	2,207	17,259

Diversified REITs – 0.55%
Essential Properties Realty Trust, Inc.	54,159	1,188,790

Diversified Telecommunication Services – 0.19%
AT&T, Inc.	26,998	415,769

Electric Utilities – 0.04%
Kansai Electric Power Co., Inc. (b)	6,380	81,689

Electrical Equipment – 0.47%
Acuity Brands, Inc.	277	44,866
AMETEK, Inc.	407	57,293
Emerson Electric Co.	1,243	110,590
Enovix Corp. (a)	21,303	189,810
Eos Energy Enterprises, Inc. (a)	7,026	12,366
FREYR Battery S.A. (a)(b)	3,150	10,112
nVent Electric plc (b)	3,641	175,241

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Electrical Equipment – 0.47% (Continued)
Regal Rexnord Corp.	318	$37,654
Vertiv Holdings Co.	9,872	387,672
		1,025,604
Electronic Equipment, Instruments & Components – 0.10%
Coherent Corp. (a)	5,583	165,257
Zebra Technologies Corp. – Class A (a)	259	54,242
		219,499
Energy Equipment & Services – 1.22%
Archrock, Inc.	207	2,623
Baker Hughes Co.	7,916	272,468
Borr Drilling Ltd. (a)(b)	415	2,544
Bristow Group, Inc. (a)	99	2,588
Cactus, Inc.	55	2,582
ChampionX Corp.	4,104	126,403
Core Laboratories, Inc.	116	2,485
Diamond Offshore Drilling, Inc. (a)	7,371	91,474
Dril-Quip, Inc. (a)	968	20,967
Expro Group Holdings N.V. (a)(b)	10,386	163,580
Halliburton Co.	1,887	74,235
Helix Energy Solutions Group, Inc. (a)	12,027	117,865
Helmerich & Payne, Inc.	65	2,572
Liberty Energy, Inc.	131	2,581
Newpark Resources, Inc. (a)	380	2,630
Noble Corp. plc (b)	2,379	111,076
North American Construction Group Ltd. (b)	128	2,638
NOV, Inc.	21,208	423,311
Oceaneering International, Inc. (a)	17,738	390,058
Oil States International, Inc. (a)	357	2,592
Patterson-UTI Energy, Inc.	1,792	22,758
Precision Drilling Corp. (a)(b)	398	23,104
ProPetro Holding Corp. (a)	248	2,599
Schlumberger N.V. Ltd. (b)	4,603	256,203
SEACOR Marine Holdings, Inc. (a)	194	2,689
Seadrill Ltd. (a)(b)	66	2,608
Select Water Solutions, Inc.	3,255	24,217
TechnipFMC plc (b)	5,923	127,463
TETRA Technologies, Inc. (a)	4,120	19,529
Tidewater, Inc. (a)	38	2,597
Transocean Ltd. (a)(b)	386	2,555
U.S. Silica Holdings, Inc. (a)	209	2,523

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Energy Equipment & Services – 1.22% (Continued)
Valaris Ltd. (a)(b)	2,748	$181,478
Weatherford International plc (a)(b)	1,998	185,994
		2,673,589
Entertainment – 0.70%
AMC Entertainment Holdings, Inc. – Class A (a)	507	5,415
Cinemark Holdings, Inc. (a)	7,053	116,304
Cineplex, Inc. (a)(b)	5,540	33,318
Endeavor Group Holdings, Inc. – Class A (d)	8,338	189,773
Liberty Media Corp.-Liberty Formula One – Class C (a)	1,386	89,660
Live Nation Entertainment, Inc. (a)	1,467	117,389
Take-Two Interactive Software, Inc. (a)	6,010	803,838
The Madison Square Garden Co. (a)	53	8,911
TKO Group Holdings, Inc.	1,048	85,915
Warner Music Group Corp. – Class A	2,550	79,815
		1,530,338
Financial Services – 0.90%
Apollo Global Management, Inc.	5,272	408,265
AvidXchange Holdings, Inc. (a)	7,841	67,746
Corebridge Financial, Inc.	1,889	37,780
Equitable Holdings, Inc.	2,170	57,657
Flywire Corp. (a)	2,233	60,045
Global Payments, Inc.	2,606	276,809
I3 Verticals, Inc. – Class A (a)	4,799	89,981
Jackson Financial, Inc. – Class A	1,664	61,085
Mr. Cooper Group, Inc. (a)	6,714	379,543
Payoneer Global, Inc. (a)	8,967	51,919
PennyMac Financial Services, Inc.	2,782	186,950
Repay Holdings Corp. (a)	3,804	22,786
Shift4 Payments, Inc. – Class A (a)	3,829	170,467
WEX, Inc. (a)	542	90,232
		1,961,265
Food Products – 1.28%
Cal-Maine Foods, Inc.	5,635	255,322
Campbell Soup Co.	2,752	111,208
Freshpet, Inc. (a)	485	27,839
Kraft Heinz Co.	1,782	56,062
Lamb Weston Holdings, Inc.	6,672	599,146
Mondelez International, Inc. – Class A	7,513	497,436
Pilgrim’s Pride Corp. (a)	34,415	877,582

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Food Products – 1.28% (Continued)
Post Holdings, Inc. (a)	4,006	$321,602
Utz Brands, Inc.	4,134	50,393
		2,796,590
Ground Transportation – 1.01%
Canadian National Railway Co. (b)	96	10,155
Canadian Pacific Kansas City Ltd. (b)	765	54,292
CSX Corp.	1,973	58,894
Heartland Express, Inc.	993	11,578
J.B. Hunt Transport Services, Inc.	287	49,327
Knight-Swift Transportation Holdings, Inc.	3,853	188,373
Norfolk Southern Corp.	287	54,757
Saia, Inc. (a)	105	37,641
TFI International, Inc. (b)	595	65,819
Uber Technologies, Inc. (a)(d)	3,361	145,464
Union Pacific Corp.	2,985	619,716
Werner Enterprises, Inc.	518	18,814
XPO Logistics, Inc. (a)	11,368	861,807
		2,176,637
Health Care Equipment & Supplies – 1.06%
Abbott Laboratories	2,129	201,297
Boston Scientific Corp. (a)	10,751	550,343
CVRx, Inc. (a)	359	4,803
DexCom, Inc. (a)(d)	2,789	247,746
Edwards Lifesciences Corp. (a)	664	42,310
Enovis Corp. (a)	5,243	240,653
Globus Medical, Inc. – Class A (a)	4,105	187,640
Haemonetics Corp. (a)	963	82,076
IDEXX Laboratories, Inc. (a)	4	1,598
Inari Medical, Inc. (a)	1,008	61,196
Inspire Medical Systems, Inc. (a)	112	16,482
Intuitive Surgical, Inc. (a)	117	30,680
iRhythm Technologies, Inc. (a)	96	7,538
Masimo Corp. (a)	305	24,745
Medtronic plc (b)	60	4,234
Penumbra, Inc. (a)	510	97,487
RxSight, Inc. (a)	297	6,576
Shockwave Medical, Inc. (a)	36	7,425
Silk Road Medical, Inc. (a)	258	1,938
STAAR Surgical Co. (a)	83	3,471
Stryker Corp.	885	239,145

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Health Care Equipment & Supplies – 1.06% (Continued)
Tandem Diabetes Care, Inc. (a)	944	$16,331
Teleflex, Inc.	301	55,610
Zimmer Biomet Holdings, Inc.	1,683	175,722
		2,307,046
Health Care Providers & Services – 0.66%
Acadia Healthcare Co., Inc. (a)	1,977	145,329
Amedisys, Inc. (a)	160	14,638
Centene Corp. (a)	388	26,764
CVS Health Corp.	351	24,223
Elevance Health, Inc.	32	14,403
Guardant Health, Inc. (a)	1,690	43,737
HealthEquity, Inc. (a)	2,209	158,341
Humana, Inc.	516	270,224
Option Care Health, Inc. (a)	5,896	163,496
Pennant Group, Inc. (a)	386	4,196
Privia Health Group, Inc. (a)	1,197	25,161
Progyny, Inc. (a)	109	3,364
Quest Diagnostics, Inc.	122	15,872
UnitedHealth Group, Inc.	961	514,673
Universal Health Services, Inc. – Class B	160	20,142
		1,444,563
Health Care REITs – 2.00%
Medical Properties Trust, Inc.	51,200	244,736
Sabra Health Care REIT, Inc.	66,138	902,122
Ventas, Inc. (c)	75,981	3,226,153
		4,373,011
Health Care Technology – 0.13%
Evolent Health, Inc. – Class A (a)	3,589	87,679
Phreesia, Inc. (a)	15,232	208,070
		295,749
Hotels, Restaurants & Leisure – 3.55%
Aramark	6,238	167,989
Bloomin’ Brands, Inc.	7,975	186,137
Bowlero Corp. (a)(d)	6,719	67,795
Brinker International, Inc. (a)	2,004	67,976
Chipotle Mexican Grill, Inc. (a)	239	464,186
Choice Hotels International, Inc.	1,122	123,981
Churchill Downs, Inc.	1,993	218,911
Darden Restaurants, Inc.	1,318	191,809

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Hotels, Restaurants & Leisure – 3.55% (Continued)
Domino’s Pizza, Inc.	816	$276,616
Expedia Group, Inc. (a)	924	88,048
Full House Resorts, Inc. (a)	789	2,959
Hilton Grand Vacations, Inc. (a)	2,233	80,276
Hilton Worldwide Holdings, Inc.	4,136	626,728
International Game Technology plc (b)(d)	9,759	248,073
Las Vegas Sands Corp.	2,774	131,654
Marriott International, Inc. – Class A	922	173,852
McDonald’s Corp.	763	200,036
Papa John’s International, Inc.	1,431	93,044
Penn National Gaming, Inc. (a)(d)	20,701	408,431
Planet Fitness, Inc. – Class A (a)	3,498	193,334
Restaurant Brands International, Inc. (b)	8,958	601,978
Royal Caribbean Cruises Ltd. (a)(b)	13,606	1,152,836
Shake Shack, Inc. – Class A (a)	2,871	160,891
Starbucks Corp.	1,751	161,512
Sweetgreen, Inc. – Class A (a)	270	2,789
Vail Resorts, Inc.	1,356	287,811
Wingstop, Inc.	1,402	256,244
Wyndham Hotels & Resorts, Inc. (d)	1,024	74,138
Wynn Resorts Ltd.	11,466	1,006,485
		7,716,519
Household Durables – 0.08%
D.R. Horton, Inc.	309	32,260
Lennar Corp. – Class A	302	32,217
PulteGroup, Inc.	954	70,206
TopBuild Corp. (a)	147	33,628
		168,311
Household Products – 1.06%
Church & Dwight Co., Inc.	900	81,846
Clorox Co.	9,071	1,067,658
Colgate-Palmolive Co. (c)	12,778	959,883
Spectrum Brands Holdings, Inc.	2,413	181,747
		2,291,134
Industrial Conglomerates – 0.11%
Honeywell International, Inc.	1,334	244,469

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Industrial REITs – 3.29%
Americold Realty Trust (c)	119,633	$3,136,777
Plymouth Industrial REIT, Inc.	36,921	736,205
Rexford Industrial Realty, Inc. (c)	75,937	3,283,516
		7,156,498
Insurance – 1.42%
Aflac, Inc.	699	54,599
Allstate Corp.	2,492	319,300
Arthur J. Gallagher & Co.	215	50,630
ASR Nederland N.V. (b)	1,715	64,001
Brown & Brown, Inc.	1,502	104,269
Chubb Ltd. (b)	989	212,259
Cincinnati Financial Corp.	1,627	162,163
Everest Re Group Ltd. (b)	1,015	401,554
Fidelis Insurance Holdings Ltd. (a)(b)	4,170	58,964
International General Insurance Holdings Ltd. (b)	14,142	155,421
MetLife, Inc.	2,222	133,342
Old Republic International Corp.	2,455	67,218
Progressive Corp.	1,143	180,697
Reinsurance Group America, Inc.	1,617	241,693
RenaissanceRe Holdings Ltd. (b)	1,856	407,559
Travelers Cos., Inc.	2,226	372,722
Unum Group	2,366	115,697
		3,102,088
Interactive Media & Services – 0.60%
Alphabet, Inc. – Class C (a)	3,416	428,025
Meta Platforms, Inc. – Class A (a)(d)	2,416	727,869
Pinterest, Inc. – Class A (a)	3,816	114,022
QuinStreet, Inc. (a)	1,595	18,039
Vimeo, Inc. (a)	4,134	12,733
		1,300,688
IT Services – 0.03%
Cognizant Technology Solutions Corp. – Class A	795	51,253

Leisure Products – 0.01%
Hasbro, Inc.	383	17,292
Old PSG Wind-Down Ltd. (a)(b)(e)	2,127	202
		17,494

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Life Sciences Tools & Services – 0.64%
Agilent Technologies, Inc.	382	$39,487
Akoya Biosciences, Inc. (a)	1,840	6,440
Bruker Corp.	2,364	134,748
Charles River Laboratories International, Inc. (a)	20	3,367
Danaher Corp.	1,351	259,419
Fortrea Holdings, Inc. (a)	8,138	231,119
Lonza Group AG (b)	778	272,458
Pacific Biosciences of California, Inc. (a)	2,703	16,705
Qiagen N.V. (a)(b)	3,182	118,953
Repligen Corp. (a)	96	12,918
Standard BioTools, Inc. (a)	196	390
Thermo Fisher Scientific, Inc.	651	289,545
		1,385,549
Machinery – 0.59%
AGCO Corp.	228	26,142
Deere & Co.	91	33,248
Flowserve Corp.	13,882	509,746
Greenbrier Cos., Inc.	4,946	171,082
IDEX Corp.	678	129,776
Illinois Tool Works, Inc.	287	64,322
Oshkosh Corp.	705	61,850
PACCAR, Inc.	1,145	94,497
Parker-Hannifin Corp.	181	66,773
Xylem, Inc.	1,350	126,279
		1,283,715
Marine Transportation – 0.09%
AP Moller – Maersk AS – Class B (b)	54	89,976
Kirby Corp. (a)	1,366	102,040
		192,016
Media – 0.57%
comScore, Inc. (a)	307,389	196,698
Criteo S.A. – ADR (a)(b)	18,755	530,204
Liberty Media Corp.-Liberty SiriusXM (a)	13,854	340,116
Nexstar Media Group, Inc.	1,281	179,442
		1,246,460
Metals & Mining – 2.10%
Adriatic Metals plc (a)(b)	25,617	55,230
Algoma Steel Group, Inc. (b)	147,601	1,034,682
ArcelorMittal S.A. (b)	18,862	415,340

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Metals & Mining – 2.10% (Continued)
Atlas Lithium Corp. (a)	8,676	$190,872
BHP Group Ltd. – ADR (b)	862	49,186
BlueScope Steel Ltd. (b)	3,360	40,278
Capstone Copper Corp. (a)(b)	135,678	461,800
Carpenter Technology Corp.	589	36,942
Century Aluminum Co. (a)	3,994	26,400
Cleveland-Cliffs, Inc. (a)	3,813	63,982
Commercial Metals Co.	2,564	108,432
Filo Corp. (a)(b)	46,392	604,176
Latin Resources Ltd. (a)(b)	584,989	92,155
Li-FT Power Ltd. (a)(b)	13,888	70,103
Lithium Ionic Corp. (a)(b)	19,755	23,505
Lundin Mining Corp. (b)	18,127	113,200
NGEx Minerals Ltd. (a)(b)	80,943	344,376
Norsk Hydro ASA (b)	4,297	24,505
Northam Platinum Holdings Ltd. (b)	38,145	230,231
Schnitzer Steel Industries, Inc. – Class A	3,704	84,118
Sigma Lithium Corp. (a)(b)	6,005	146,822
United States Steel Corp.	2,544	86,216
Vale SA – ADR (b)	12,760	174,940
WA1 Resources Ltd. (a)(b)	14,560	79,163
		4,556,654
Mortgage Real Estate Investment Trusts (REITs) – 0.08%
Rithm Capital Corp.	18,934	176,654

Office REITs – 2.94%
Boston Properties, Inc. (c)	58,836	3,151,844
Cousins Properties, Inc.	115,983	2,072,616
Douglas Emmett, Inc.	85,019	953,063
Kilroy Realty Corp.	7,540	215,493
		6,393,016
Oil, Gas & Consumable Fuels – 2.10%
Alliance Resource Partners LP	11,757	267,178
Antero Midstream Corp.	1,973	24,347
Antero Resources Corp. (a)	10,608	312,299
Calumet Specialty Products Partners LP (a)	561	7,310
Cameco Corp. (b)	68	2,782
Cenovus Energy, Inc. (b)	134	2,557
Chevron Corp. (d)	17	2,477
Chord Energy Corp.	1,787	295,427

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – 2.10% (Continued)
CNX Resources Corp. (a)	120	$2,606
Comstock Resources, Inc.	8,109	102,173
DHT Holdings, Inc. (b)	247	2,747
Diamondback Energy, Inc.	1,803	289,057
Energy Transfer LP	608	7,995
Enerplus Corp. (b)	153	2,587
Enviva, Inc. (a)	6,457	23,374
Equitrans Midstream Corp.	303	2,688
Exxon Mobil Corp.	24	2,540
Genesis Energy LP	721	7,989
Global Partners LP	271	8,612
Golar LNG Ltd. (b)	31,313	702,350
Hallador Energy Co. (a)	180	2,516
Hess Corp.	2,095	302,518
Holly Energy Partners LP	396	8,415
KNOT Offshore Partners LP (b)	706	3,996
Marathon Oil Corp.	11,038	301,448
Marathon Petroleum Corp.	636	96,195
Murphy Oil Corp.	6,883	308,840
Natural Resource Partners LP	124	8,184
New Fortress Energy, Inc.	7,425	224,978
NextDecade Corp. (a)	1,653	7,257
Northern Oil and Gas, Inc.	6,951	266,501
Par Pacific Holdings, Inc. (a)	84	2,757
PBF Energy, Inc. – Class A	146	6,939
Peabody Energy Corp.	582	13,729
Permian Basin Royalty Trust	684	13,577
Pioneer Natural Resources Co.	1,398	334,121
Range Resources Corp.	6,764	242,422
REX American Resources Corp. (a)	72	2,737
Sabine Royalty Trust	344	19,866
SM Energy Co.	7,601	306,472
StealthGas, Inc. (a)(b)	504	2,822
Teekay Corp. (a) (b)	384	2,700
Valero Energy Corp.	21	2,667
YPF SA – ADR (a)(b)	244	2,423
		4,553,175
Paper & Forest Products – 0.03%
Sylvamo Corp.	1,493	66,140

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Passenger Airlines – 0.01%
Delta Air Lines, Inc.	524	$16,375

Personal Care Products – 0.20%
BellRing Brands, Inc. (a)	2,616	114,398
Coty, Inc. – Class A (a)	14,068	131,817
e.l.f. Beauty, Inc. (a)	604	55,949
Kenvue, Inc. (d)	5,295	98,487
Oddity Tech Ltd. – Class A (a)(b)	512	13,082
		413,733
Pharmaceuticals – 1.08%
Aclaris Therapeutics, Inc. (a)	1,546	7,699
Amylyx Pharmaceuticals, Inc. (a)	431	7,030
AstraZeneca plc – ADR (b)	182	11,508
Bristol-Myers Squibb Co.	638	32,876
Catalent, Inc. (a)	159	5,468
Elanco Animal Health, Inc. (a)	19,458	171,425
Eli Lilly & Co.	798	442,036
Green Thumb Industries, Inc. (a)	16,685	138,258
GSK plc – ADR (b)	1,320	47,124
Intra-Cellular Therapies, Inc. (a)	636	31,647
Jazz Pharmaceuticals plc (a)	746	94,757
Johnson & Johnson	1,197	177,563
Merck & Co., Inc.	2,623	269,382
Novo Nordisk A/S – ADR (b)	1,773	171,219
Novo Nordisk A/S – Class B (b)	1,322	127,542
Pfizer, Inc.	6,967	212,912
Sanofi SA – ADR (b)	1,440	65,160
Structure Therapeutics, Inc. (a)	1,357	100,825
Teva Pharmaceutical Industries Ltd. – ADR (a)(b)	20,344	174,552
Verano Holdings Corp. (a)	11,221	37,545
		2,326,528
Professional Services – 0.03%
Jacobs Solutions, Inc.	474	63,184

Retail REITs – 2.81%
Acadia Realty Trust	51,545	738,124
Agree Realty Corp.	31,950	1,787,283
Brixmor Property Group, Inc.	85,867	1,785,175

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Retail REITs – 2.81% (Continued)
Kimco Realty Corp.	13,557	$243,213
Retail Opportunity Investments Corp.	133,916	1,572,174
		6,125,969
Semiconductors & Semiconductor Equipment – 1.01%
Advanced Micro Devices, Inc. (a)(d)	4,803	473,096
Intel Corp.	11,150	406,975
Marvell Technology, Inc.	1,638	77,346
Micron Technology, Inc.	5,583	373,335
Monolithic Power Systems, Inc.	477	210,710
NVIDIA Corp.	637	259,769
Qorvo, Inc. (a)	2,711	236,996
Synaptics, Inc. (a)	1,538	128,669
		2,166,896
Software – 2.40%
Adobe, Inc. (a)	213	113,329
Alteryx, Inc. – Class A (a)(d)	8,286	265,235
Applied Digital Corp. (a)(d)	8,160	39,821
Aspen Technology, Inc. (a)	119	21,152
Braze, Inc. – Class A (a)	3,180	135,404
CyberArk Software Ltd. (a)(b)	795	130,094
Descartes Systems Group, Inc. (a)(b)	128	9,243
Envestnet, Inc. (a)	7,815	289,155
Freshworks, Inc. – Class A (a)	9,875	177,158
Intuit, Inc.	957	473,667
LiveRamp Holdings, Inc. (a)	21,528	595,464
Microsoft Corp. (d)	5,461	1,846,419
NCR Voyix Corp. (a)	1,053	16,100
Palo Alto Networks, Inc. (a)	957	232,570
Riot Platforms, Inc. (a)	1,755	17,164
Riskfield Ltd. – Class A (a)(b)	11,000	41,030
Roper Technologies, Inc.	210	102,600
SentinelOne, Inc. – Class A (a)	23,850	372,776
ServiceNow, Inc. (a)	239	139,062
Workday, Inc. – Class A (a)	479	101,409
Zscaler, Inc. (a)	797	126,476
		5,245,328
Specialized REITs – 2.91%
CubeSmart (c)	67,942	2,316,143
SBA Communications Corp.	19,136	3,992,344
		6,308,487

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Specialty Retail – 0.52%
Advance Auto Parts, Inc.	1,275	$66,338
AutoNation, Inc. (a)	369	48,000
Bath & Body Works, Inc.	3,201	94,910
Five Below, Inc. (a)	512	89,078
Gap, Inc. (d)	14	179
Home Depot, Inc.	1,077	306,611
O’Reilly Automotive, Inc. (a)	236	219,584
RH (a)	64	13,949
Ross Stores, Inc.	1,399	162,242
Signet Jewelers Ltd.	613	42,806
Urban Outfitters, Inc. (a)	2,526	87,450
		1,131,147
Technology Hardware, Storage & Peripherals – 0.25%
Pure Storage, Inc. – Class A (a)	11,314	382,526
Western Digital Corp. (a)	3,975	159,596
		542,122
Textiles, Apparel & Luxury Goods – 0.11%
Crocs, Inc. (a)	659	58,862
Kontoor Brands, Inc.	1,320	61,314
Skechers U.S.A., Inc. – Class A (a)	2,164	104,348
		224,524
Trading Companies & Distributors – 0.70%
AerCap Holdings N.V. (a)(b)	15,009	932,358
Fastenal Co.	1,121	65,399
Ferguson plc (b)	129	19,376
FTAI Aviation Ltd. (b)	5,760	216,634
MRC Global, Inc. (a)	23,107	242,854
MSC Industrial Direct Co., Inc. – Class A	328	31,078
NOW, Inc. (a)	984	10,844
Russel Metals, Inc. (b)	326	8,122
		1,526,665
Wireless Telecommunication Services – 0.27%
NII Holdings, Inc. (a)(e)	6,235	2,494
Telephone & Data Systems, Inc.	2,559	46,548
T-Mobile U.S., Inc. (a)	3,313	476,608
United States Cellular Corp. (a)	1,360	57,161
		582,811
Total Common Stocks
(Cost $124,716,587)		117,405,110

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 1.82%
Commodity – 0.41%
Sprott Physical Gold Trust (a)(b)	1,645	$180,498
Sprott Physical Uranium Trust (a)(b)	38,937	705,036
		885,534
Equity – 1.09%
Energy Select Sector SPDR Fund	1,038	88,427
Invesco S&P 500 Equal Weight ETF	2,189	297,332
iShares MSCI Brazil ETF	5,524	164,449
iShares Russell 2000 ETF	1,916	315,220
ProShares VIX Short-Term Futures ETF (a)	13,381	313,383
SPDR Dow Jones Industrial Average ETF Trust	1,796	593,542
SPDR S&P 500 ETF Trust	1,219	509,786
U.S. Global Jets ETF (a)	483	7,206
United States Oil Fund LP (a)	1,002	75,170
Utilities Select Sector SPDR Fund	97	5,790
		2,370,305
Fixed Income – 0.32%
iShares 20+ Year Treasury Bond ETF (d)	7,504	627,184
iShares 7-10 Year Treasury Bond ETF	714	63,967
		691,151
Total Exchange Traded Funds
(Cost $3,856,898)		3,946,990

PREFERRED STOCKS – 0.11%

Oil, Gas & Consumable Fuels – 0.11%
Petroleo Brasileiro SA (b)	17,680	244,514
Total Preferred Stocks
(Cost $224,495)		244,514
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

		Notional
	Contracts	Amount	Value
PURCHASED OPTIONS – 0.08%

Calls – 0.06%
Advanced Micro Devices, Inc. (f)
Exercise Price: $100.00, Expiration: 11/03/2023	48	$472,800	$14,519
Alteryx, Inc. (f)
Exercise Price: $35.00, Expiration: 02/16/2024	45	144,045	15,299
Amazon.com, Inc. (f)
Exercise Price: $130.00, Expiration: 11/17/2023	19	252,871	10,830
Exercise Price: $135.00, Expiration: 11/17/2023	3	39,927	852
Apple, Inc. (f)
Exercise Price: $172.50, Expiration: 11/03/2023	16	273,232	4,168
Baxter International, Inc. (f)
Exercise Price: $37.50, Expiration: 11/17/2023	1	3,243	10
Caesars Entertainment, Inc. (f)
Exercise Price: $40.00, Expiration: 11/17/2023	16	63,824	3,240
Cameco Corp. (f)
Exercise Price: $47.00, Expiration: 11/17/2023	26	106,366	364
Cinemark Holdings, Inc. (f)
Exercise Price: $16.00, Expiration: 12/15/2023	6	9,894	930
CommScope Holding Co., Inc. (f)
Exercise Price: $5.00, Expiration: 11/17/2023	350	51,800	875
Danaher Corp. (f)
Exercise Price: $200.00, Expiration: 11/03/2023	8	153,616	220
Endeavor Group Holdings, Inc. (f)
Exercise Price: $22.50, Expiration: 12/15/2023	32	72,832	4,401
Enovix Corp. (f)
Exercise Price: $15.00, Expiration: 01/19/2024	6	5,346	150
Exercise Price: $20.00, Expiration: 01/19/2024	17	15,147	213
Fortrea Holdings, Inc. (f)
Exercise Price: $30.00, Expiration: 11/17/2023	17	48,280	1,105
FREYR Battery S.A. (f)
Exercise Price: $10.00, Expiration: 01/19/2024	34	10,914	85
General Motors Co. (f)
Exercise Price: $34.00, Expiration: 11/17/2023	32	90,240	80
Illinois Tool Works, Inc. (f)
Exercise Price: $240.00, Expiration: 11/17/2023	9	201,708	270
International Game Technology plc (f)
Exercise Price: $28.00, Expiration: 11/17/2023	16	40,672	400
iShares 20+ Year Treasury Bond ETF (f)
Exercise Price: $94.00, Expiration: 12/15/2023	41	342,678	1,066

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

		Notional
	Contracts	Amount	Value
Calls – 0.06% (Continued)
Kenvue, Inc. (f)
Exercise Price: $20.00, Expiration: 01/19/2024	96	$178,560	$5,280
Exercise Price: $22.50, Expiration: 11/17/2023	51	94,860	128
Merck & Co., Inc. (f)
Exercise Price: $110.00, Expiration: 11/17/2023	32	328,640	272
Microsoft Corp. (f)
Exercise Price: $330.00, Expiration: 01/19/2024	3	101,433	6,705
Exercise Price: $340.00, Expiration: 01/19/2024	3	101,433	4,905
Monolithic Power Systems, Inc. (f)
Exercise Price: $410.00, Expiration: 11/17/2023	2	88,348	7,860
Penn Entertainment, Inc. (f)
Exercise Price: $25.00, Expiration: 01/19/2024	29	57,217	1,929
Pfizer, Inc. (f)
Exercise Price: $34.00, Expiration: 11/17/2023	64	195,584	256
PureCycle Technologies, Inc. (f)
Exercise Price: $9.00, Expiration: 11/17/2023	207	92,115	1,035
Seagen, Inc. (f)
Exercise Price: $230.00, Expiration: 06/21/2024	18	383,058	405
Sigma Lithium Corp. (f)
Exercise Price: $30.00, Expiration: 12/15/2023	127	310,515	14,923
Exercise Price: $35.00, Expiration: 11/17/2023	14	34,230	280
Sirius XM Holdings, Inc. (f)
Exercise Price: $5.00, Expiration: 11/17/2023	65	27,820	715
Southwestern Energy Co. (f)
Exercise Price: $7.00, Expiration: 11/17/2023	64	45,632	2,368
Exercise Price: $7.50, Expiration: 11/17/2023	103	73,439	1,648
Exercise Price: $8.00, Expiration: 11/17/2023	76	54,188	494
SPDR S&P 500 ETF (f)
Exercise Price: $422.00, Expiration: 11/03/2023	38	1,589,160	5,415
SPDR S&P Biotech ETF (f)
Exercise Price: $66.00, Expiration: 11/03/2023	24	158,952	2,424
SPDR S&P Oil & Gas Exploration & Production ETF (f)
Exercise Price: $149.00, Expiration: 11/17/2023	10	145,220	2,230
Spirit Airlines, Inc. (f)
Exercise Price: $20.00, Expiration: 12/15/2023	20	22,960	990
Exercise Price: $20.00, Expiration: 01/19/2024	5	5,740	538
Sprott Uranium Miners ETF (f)
Exercise Price: $55.00, Expiration: 12/15/2023	23	106,490	2,588
TETRA Technologies, Inc. (f)
Exercise Price: $5.00, Expiration: 12/15/2023	95	45,030	1,900

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

		Notional
	Contracts	Amount	Value
Calls – 0.06% (Continued)
Valley National Bancorp (f)
Exercise Price: $10.00, Expiration: 01/19/2024	406	$315,868	$5,075
Wyndham Hotels & Resorts, Inc. (f)
Exercise Price: $75.00, Expiration: 11/17/2023	8	57,920	680
Exercise Price: $80.00, Expiration: 12/15/2023	7	50,680	403
			130,523

Puts – 0.02%
Advance Auto Parts, Inc. (f)
Exercise Price: $47.50, Expiration: 11/17/2023	22	114,466	4,015
Caterpillar, Inc. (f)
Exercise Price: $230.00, Expiration: 11/17/2023	3	67,815	2,228
Dexcom, Inc. (f)
Exercise Price: $80.00, Expiration: 11/17/2023	1	8,883	86
Ferrari N.V. (f)
Exercise Price: $290.00, Expiration: 11/17/2023	3	90,492	1,065
Goodyear Tire & Rubber Co. (f)
Exercise Price: $11.50, Expiration: 11/17/2023	48	57,120	2,400
Exercise Price: $11.50, Expiration: 11/03/2023	32	38,080	400
GSK plc (f)
Exercise Price: $34.50, Expiration: 11/03/2023	32	114,240	800
Health Care Select Sector SPDR Fund (f)
Exercise Price: $123.00, Expiration: 11/03/2023	8	99,632	160
Exercise Price: $127.00, Expiration: 11/03/2023	8	99,632	2,244
Humana, Inc. (f)
Exercise Price: $510.00, Expiration: 11/03/2023	3	157,107	1,410
iShares iBoxx High Yield Corporate Bond ETF (f)
Exercise Price: $67.00, Expiration: 12/15/2023	97	703,929	922
iShares Russell 2000 ETF (f)
Exercise Price: $154.00, Expiration: 11/17/2023	40	658,080	2,160
Knight-Swift Transportation Holdings, Inc. (f)
Exercise Price: $45.00, Expiration: 11/17/2023	38	185,782	855
Liberty Media Corp.-Liberty SiriusXM (f)
Exercise Price: $23.00, Expiration: 11/17/2023	64	157,120	1,760
NVIDIA Corp. (f)
Exercise Price: $365.00, Expiration: 11/17/2023	3	122,340	930
O’Reilly Automotive, Inc. (f)
Exercise Price: $830.00, Expiration: 11/17/2023	2	186,088	100
Pfizer, Inc. (f)
Exercise Price: $29.00, Expiration: 11/03/2023	48	146,688	168

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

		Notional
	Contracts	Amount	Value
Puts – 0.02% (Continued)
Sanofi SA (f)
Exercise Price: $52.50, Expiration: 11/17/2023	19	$85,975	$13,585
Sirius XM Holdings, Inc. (f)
Exercise Price: $4.00, Expiration: 11/17/2023	65	27,820	1,528
Exercise Price: $4.00, Expiration: 11/03/2023	82	35,096	246
Exercise Price: $4.50, Expiration: 11/03/2023	35	14,980	1,138
SPDR S&P 500 ETF (f)
Exercise Price: $397.00, Expiration: 11/17/2023	32	1,338,240	3,776
Exercise Price: $415.00, Expiration: 11/03/2023	8	334,560	1,620
TechnipFMC plc (f)
Exercise Price: $20.00, Expiration: 11/17/2023	16	34,432	360
Veeva Systems, Inc. (f)
Exercise Price: $190.00, Expiration: 11/17/2023	8	154,168	3,120
			47,076
Total Purchased Options
(Cost $274,807)			177,599

	Contracts
WARRANT – 0.00%

Biotechnology – 0.00%
Zealand Pharma A/S (a)(b)(e)
Exercise Price: $12.00, Expiration: 11/20/2023	1,688	—
Total Warrant
(Cost $17)		—

CONTINGENT VALUE RIGHTS – 0.00%
Novartis AG (a)(e)	63	—
Kinross Gold Corp. (a)(b)(e)	835	—
Resolute Forest Products (a)(e)	873	—
Total Contingent Value Rights
(Cost $2,357)		—

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
MONEY MARKET FUND – 4.23%
Fidelity Government Portfolio, Class I, 5.24% (g)	9,191,406	$9,191,406
Total Money Market Fund
(Cost $9,191,406)		9,191,406
Total Investments
(Cost $138,266,567) – 60.27%		130,965,619
Other Assets in Excess of Liabilities – 39.73%		86,349,949
Total Net Assets – 100.00%		$217,315,568

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
All or a portion of security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of October 31, 2023 is $95,322,759.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Level three security. See Note 2 in the Notes to Financial Statements.
(f)	100 shares per contract.
(g)	The rate quoted is the annualized seven-day effective yield as of October 31, 2023.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short
October 31, 2023

	Shares	Value
SHORT COMMON STOCKS (a) – (37.40)%

Aerospace & Defense – (0.07)%
HEICO Corp. – Class A	(470)	$(74,453)
MTU Aero Engines AG (b)	(479)	(90,031)
		(164,484)
Air Freight & Logistics – (0.09)%
C.H. Robinson Worldwide, Inc.	(319)	(26,104)
Expeditors International of Washington, Inc.	(954)	(104,225)
Hub Group, Inc. – Class A	(957)	(65,794)
		(196,123)
Automobiles – (0.28)%
Ford Motor Co.	(4,387)	(42,773)
General Motors Co.	(1,193)	(33,643)
Lucid Group, Inc.	(6,397)	(26,356)
Stellantis N.V. (b)	(12,084)	(225,729)
Tesla Motors, Inc.	(1,382)	(277,560)
		(606,061)
Banks – (1.85)%
Associated Banc-Corp.	(8,897)	(144,220)
Cadence Bank	(6,498)	(137,628)
Citigroup, Inc.	(11,050)	(436,365)
First Hawaiian, Inc.	(2,548)	(45,686)
First Horizon Corp.	(3,980)	(42,785)
Hancock Whitney Corp.	(5,376)	(185,096)
JPMorgan Chase & Co.	(3,005)	(417,875)
KeyCorp	(32,726)	(334,460)
M&T Bank Corp.	(1,643)	(185,248)
New York Community Bancorp, Inc.	(45,955)	(435,653)
PNC Financial Services Group, Inc.	(2,311)	(264,540)
Prosperity Bancshares, Inc.	(2,050)	(111,807)
Regions Financial Corp.	(19,994)	(290,513)
Simmons First National Corp. – Class A	(6,401)	(90,958)
Synovus Financial Corp.	(3,758)	(97,971)
U.S. Bancorp	(13,933)	(444,184)
United Bankshares, Inc.	(4,090)	(116,320)
United Community Banks, Inc.	(4,145)	(91,563)
Zions Bancorporation NA	(5,329)	(164,400)
		(4,037,272)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Beverages – (0.75)%
Constellation Brands, Inc. – Class A	(243)	$(56,899)
Monster Beverage Corp.	(3,555)	(181,661)
National Beverage Corp.	(1,640)	(76,063)
PepsiCo, Inc.	(8,091)	(1,321,098)
		(1,635,721)
Biotechnology – (0.86)%
Akero Therapeutics, Inc.	(797)	(9,500)
Alnylam Pharmaceuticals, Inc.	(479)	(72,712)
Amgen, Inc.	(998)	(255,189)
Arcellx, Inc.	(849)	(29,927)
Arcturus Therapeutics Holdings, Inc.	(2,893)	(55,256)
Arrowhead Pharmaceuticals, Inc.	(1,310)	(32,213)
Beam Therapeutics, Inc.	(318)	(6,723)
BeiGene Ltd. – ADR (b)	(655)	(122,013)
Bicycle Therapeutics plc – ADR (b)	(1,341)	(20,182)
BioMarin Pharmaceutical, Inc.	(1,335)	(108,736)
BioNTech S.E. – ADR (b)	(766)	(71,652)
Bridgebio Pharma, Inc.	(3,105)	(80,854)
Cabaletta Bio, Inc.	(1,670)	(23,814)
Editas Medicine, Inc.	(1,841)	(12,298)
Exact Sciences Corp.	(1,433)	(88,258)
Gilead Sciences, Inc.	(4,263)	(334,817)
Halozyme Therapeutics, Inc.	(931)	(31,533)
IGM Biosciences, Inc.	(957)	(3,771)
Immunocore Holdings plc – ADR (b)	(880)	(39,072)
Intellia Therapeutics, Inc.	(1,436)	(35,972)
Ionis Pharmaceuticals, Inc.	(1,211)	(53,611)
iTeos Therapeutics, Inc.	(1,251)	(12,585)
Krystal Biotech, Inc.	(191)	(22,322)
Moderna, Inc.	(1,372)	(104,217)
Nurix Therapeutics, Inc.	(1,244)	(6,954)
PTC Therapeutics, Inc.	(207)	(3,881)
RAPT Therapeutics, Inc.	(2,480)	(32,612)
Recursion Pharmaceuticals, Inc. – Class A	(5,591)	(29,520)
Revolution Medicines, Inc.	(160)	(3,168)
Rhythm Pharmaceuticals, Inc.	(1,167)	(26,969)
Rocket Pharmaceuticals, Inc.	(2,737)	(49,540)
Scholar Rock Holding Corp.	(1,848)	(21,732)
Seagen, Inc.	(218)	(46,393)
Zealand Pharma A/S (b)	(506)	(21,019)
		(1,869,015)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Broadline Retail – (0.02)%
Etsy, Inc.	(281)	$(17,506)
PDD Holdings, Inc. – ADR (b)	(335)	(33,975)
		(51,481)
Building Products – (0.09)%
Allegion plc (b)	(175)	(17,213)
Armstrong World Industries, Inc.	(513)	(38,932)
Carrier Global Corp.	(1,611)	(76,780)
Fortune Brands Home & Security, Inc.	(1,189)	(66,346)
		(199,271)
Capital Markets – (2.41)%
Ameriprise Financial, Inc.	(619)	(194,719)
Ares Management Corp. – Class A	(2,862)	(282,165)
Artisan Partners Asset Management, Inc. – Class A	(6,121)	(201,993)
B Riley Financial, Inc.	(300)	(10,863)
BlackRock, Inc.	(1,113)	(681,467)
Blackstone, Inc.	(4,799)	(443,188)
Brookfield Asset Management Ltd. – Class A (b)	(2,242)	(64,278)
Carlyle Group, Inc.	(3,483)	(95,922)
CME Group, Inc.	(2,084)	(444,851)
Coinbase Global, Inc. – Class A	(508)	(39,177)
Deutsche Bank AG (b)	(4,611)	(50,742)
Evercore, Inc. – Class A	(2,617)	(340,681)
Franklin Resources, Inc.	(3,180)	(72,472)
Hamilton Lane, Inc. – Class A	(563)	(47,360)
Intercontinental Exchange, Inc.	(949)	(101,961)
Invesco Ltd. (b)	(25,788)	(334,470)
Janus Henderson Group plc (b)	(6,137)	(141,581)
Moelis & Co. – Class A	(5,105)	(212,572)
Moody’s Corp.	(520)	(160,160)
Morgan Stanley	(4,137)	(292,982)
Northern Trust Corp.	(2,311)	(152,318)
Raymond James Financial, Inc.	(2,308)	(220,276)
State Street Corp.	(4,372)	(282,562)
T. Rowe Price Group, Inc.	(2,962)	(268,061)
TPG, Inc.	(3,513)	(97,099)
		(5,233,920)
Chemicals – (0.40)%
Albemarle Corp.	(827)	(104,847)
Dow, Inc.	(1,595)	(77,102)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Chemicals – (0.40)% (Continued)
DuPont de Nemours, Inc.	(408)	$(29,735)
LyondellBasell Industries N.V. – Class A (b)	(2,011)	(181,473)
PPG Industries, Inc.	(955)	(117,245)
Scotts Miracle-Gro Co.	(368)	(16,354)
Westlake Corp.	(2,918)	(336,621)
		(863,377)
Commercial Services & Supplies – (0.08)%
MillerKnoll, Inc.	(1,113)	(26,156)
Tetra Tech, Inc.	(700)	(105,637)
Vestis Corp.	(1,594)	(24,372)
Waste Management, Inc.	(122)	(20,048)
		(176,213)
Communications Equipment – (0.07)%
NetScout Systems, Inc.	(1,600)	(34,928)
Telefonaktiebolaget LM Ericsson – ADR (b)	(13,859)	(61,811)
ViaSat, Inc.	(1,725)	(31,809)
Viavi Solutions, Inc.	(3,195)	(24,857)
		(153,405)
Construction & Engineering – (0.03)%
MasTec, Inc.	(499)	(29,661)
WillScot Mobile Mini Holdings Corp.	(954)	(37,597)
		(67,258)
Construction Materials – (0.03)%
Vulcan Materials Co.	(287)	(56,393)

Consumer Finance – (0.68)%
American Express Co.	(3,694)	(539,435)
Capital One Financial Corp.	(2,811)	(284,726)
Credit Acceptance Corp.	(55)	(22,134)
Discover Financial Services	(3,541)	(290,645)
SoFi Technologies, Inc.	(1,276)	(9,634)
Synchrony Financial	(11,902)	(333,851)
		(1,480,425)
Consumer Staples Distribution & Retail – (0.45)%
BJ’s Wholesale Club Holdings, Inc.	(1,696)	(115,532)
Costco Wholesale Corp.	(760)	(419,855)
Dollar General Corp.	(411)	(48,925)
Kroger Co.	(2,711)	(122,998)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Consumer Staples Distribution & Retail – (0.45)% (Continued)
US Foods Holding Corp.	(4,540)	$(176,788)
Weis Markets, Inc.	(1,574)	(102,467)
		(986,565)
Diversified REITs – (0.16)%
Broadstone Net Lease, Inc.	(23,808)	(336,883)

Diversified Telecommunication Services – (0.03)%
Verizon Communications, Inc.	(1,914)	(67,239)

Electrical Equipment – (0.07)%
Acuity Brands, Inc.	(158)	(25,591)
Atkore, Inc.	(191)	(23,737)
Hubbell, Inc.	(204)	(55,100)
Rockwell Automation, Inc.	(199)	(52,299)
		(156,727)
Electronic Equipment, Instruments & Components – (0.20)%
Belden, Inc.	(2,385)	(169,097)
Cognex Corp.	(542)	(19,507)
Keysight Technologies, Inc.	(1,605)	(195,889)
Vishay Intertechnology, Inc.	(2,824)	(62,806)
		(447,299)
Energy Equipment & Services – (0.72)%
Baker Hughes Co.	(18,650)	(641,934)
Geospace Technologies Corp.	(218)	(2,614)
Helmerich & Payne, Inc.	(3,818)	(151,078)
Kodiak Gas Services, Inc.	(153)	(2,630)
Liberty Energy, Inc.	(8,632)	(170,051)
Nine Energy Service, Inc.	(722)	(2,541)
ProFrac Holding Corp. – Class A	(294)	(2,769)
RPC, Inc.	(2,722)	(22,647)
Schlumberger N.V. Ltd. (b)	(2,233)	(124,289)
TechnipFMC plc (b)	(20,263)	(436,060)
		(1,556,613)
Entertainment – (0.08)%
Electronic Arts, Inc.	(320)	(39,613)
Liberty Media Corp.-Liberty Formula One – Class C	(189)	(12,226)
Manchester United plc – Class A (b)	(60)	(1,076)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Entertainment – (0.08)% (Continued)
Netflix, Inc.	(33)	$(13,586)
Spotify Technology S.A. (b)	(609)	(100,339)
		(166,840)
Financial Services – (0.20)%
Affirm Holdings, Inc.	(2,385)	(42,000)
Fiserv, Inc.	(542)	(61,653)
Jack Henry & Associates, Inc.	(339)	(47,796)
PayPal Holdings, Inc.	(1,743)	(90,287)
Visa, Inc. – Class A	(624)	(146,702)
Voya Financial, Inc.	(638)	(42,599)
		(431,037)
Food Products – (1.03)%
Archer-Daniels-Midland Co.	(5,866)	(419,830)
Bunge Ltd. (b)	(1,282)	(135,866)
Flowers Foods, Inc.	(3,521)	(77,216)
General Mills, Inc.	(11,714)	(764,221)
Hain Celestial Group, Inc.	(7,727)	(85,383)
Hershey Co.	(552)	(103,417)
Hormel Foods Corp.	(5,460)	(177,723)
J M Smucker Co.	(563)	(64,092)
Nestle S.A. (b)	(1,501)	(161,866)
Tyson Foods, Inc. – Class A	(5,341)	(247,555)
		(2,237,169)
Ground Transportation – (0.85)%
ArcBest Corp.	(542)	(59,013)
Canadian Pacific Kansas City Ltd. (b)	(236)	(16,749)
Covenant Logistics Group, Inc.	(139)	(5,488)
Landstar System, Inc.	(913)	(150,444)
Old Dominion Freight Line, Inc.	(1,891)	(712,264)
Ryder System, Inc.	(5,556)	(541,932)
Saia, Inc.	(908)	(325,509)
Schneider National, Inc. – Class B	(1,219)	(30,877)
		(1,842,276)
Health Care Equipment & Supplies – (0.37)%
Align Technology, Inc.	(429)	(79,189)
Baxter International, Inc.	(4,124)	(133,741)
Becton Dickinson & Co.	(176)	(44,489)
GE HealthCare Technologies, Inc.	(1,656)	(110,240)
IDEXX Laboratories, Inc.	(44)	(17,577)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Health Care Equipment & Supplies – (0.37)% (Continued)
Medtronic plc (b)	(3,355)	$(236,729)
ResMed, Inc.	(1,173)	(165,651)
Shockwave Medical, Inc.	(87)	(17,945)
		(805,561)
Health Care Providers & Services – (0.66)%
Amedisys, Inc.	(1,207)	(110,428)
Centene Corp.	(2,349)	(162,034)
DaVita, Inc.	(1,792)	(138,396)
Elevance Health, Inc.	(653)	(293,909)
Fresenius Medical Care AG & Co. KGaA (b)	(2,314)	(76,885)
HCA Holdings, Inc.	(1,170)	(264,584)
LifeStance Health Group, Inc.	(1,426)	(8,314)
Molina Healthcare, Inc.	(476)	(158,484)
R1 RCM, Inc.	(10,217)	(120,458)
UnitedHealth Group, Inc.	(190)	(101,756)
		(1,435,248)
Health Care REITs – (1.15)%
Omega Healthcare Investors, Inc.	(35,759)	(1,183,623)
Welltower, Inc.	(15,676)	(1,310,670)
		(2,494,293)
Health Care Technology – (0.06)%
Doximity, Inc. – Class A	(4,721)	(96,450)
Schrodinger, Inc.	(1,657)	(35,957)
Veeva Systems, Inc. – Class A	(21)	(4,047)
		(136,454)
Hotel & Resort REITs – (0.18)%
Host Hotels & Resorts, Inc.	(16,839)	(260,668)
Park Hotels & Resorts, Inc.	(5,883)	(67,831)
Pebblebrook Hotel Trust	(5,200)	(62,036)
		(390,535)
Hotels, Restaurants & Leisure – (2.27)%
Airbnb, Inc. – Class A	(1,571)	(185,834)
Caesars Entertainment, Inc.	(1,469)	(58,598)
Carnival Corp. (b)	(45,980)	(526,931)
Cheesecake Factory, Inc.	(5,381)	(167,188)
Chipotle Mexican Grill, Inc.	(7)	(13,595)
Choice Hotels International, Inc.	(962)	(106,301)
Cracker Barrel Old Country Store, Inc.	(2,582)	(171,342)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Hotels, Restaurants & Leisure – (2.27)% (Continued)
Darden Restaurants, Inc.	(699)	$(101,726)
Dave & Buster’s Entertainment, Inc.	(2,995)	(104,645)
DoorDash, Inc. – Class A	(4,746)	(355,713)
Evolution AB(b)	(772)	(68,789)
Expedia Group, Inc.	(2,806)	(267,384)
H World Group Ltd. – ADR (b)	(4,080)	(153,653)
Hyatt Hotels Corp. – Class A	(2,999)	(307,218)
Jack in the Box, Inc.	(1,835)	(115,935)
Las Vegas Sands Corp.	(1,649)	(78,262)
Marriott International, Inc. – Class A	(3,086)	(581,896)
McDonald’s Corp.	(1,708)	(447,786)
MGM Resorts International	(11,340)	(395,993)
Norwegian Cruise Line Holdings Ltd. (b)	(23,559)	(320,402)
Red Rock Resorts, Inc. – Class A	(954)	(37,731)
Restaurant Brands International, Inc. (b)	(2,354)	(158,189)
Texas Roadhouse, Inc.	(2,077)	(210,899)
		(4,936,010)
Household Durables – (0.05)%
Leggett & Platt, Inc.	(404)	(9,466)
Mohawk Industries, Inc.	(236)	(18,970)
Toll Brothers, Inc.	(890)	(62,932)
Whirlpool Corp.	(160)	(16,730)
		(108,098)
Household Products – (0.57)%
Central Garden & Pet Co.	(281)	(12,260)
Kimberly-Clark Corp.	(1,542)	(184,485)
Procter & Gamble Co.	(6,926)	(1,039,108)
		(1,235,853)
Industrial Conglomerates – (0.08)%
3M Company	(771)	(70,122)
General Electric Co.	(955)	(103,742)
		(173,864)
Industrial REITs – (2.43)%
Prologis, Inc.	(31,473)	(3,170,905)
Terreno Realty Corp.	(39,601)	(2,109,941)
		(5,280,846)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Insurance – (0.63)%
American International Group, Inc.	(1,436)	$(88,041)
Aon plc – Class A (b)	(727)	(224,934)
First American Financial Corp.	(5,429)	(279,268)
Hanover Insurance Group, Inc.	(986)	(115,569)
Lemonade, Inc.	(132)	(1,444)
Lincoln National Corp.	(2,988)	(65,049)
Manulife Financial Corp. (b)	(7,991)	(139,104)
Palomar Holdings, Inc.	(1,478)	(74,018)
Principal Financial Group, Inc.	(1,801)	(121,892)
Prudential Financial, Inc.	(303)	(27,706)
Ryan Specialty Holdings, Inc.	(2,074)	(89,597)
Zurich Insurance Group AG (b)	(296)	(140,598)
		(1,367,220)
Interactive Media & Services – (0.16)%
Alphabet, Inc. – Class C	(234)	(29,320)
fuboTV, Inc.	(40)	(97)
Meta Platforms, Inc. – Class A	(780)	(234,991)
Snap, Inc. – Class A	(8,514)	(85,225)
		(349,633)
IT Services – (0.27)%
Accenture plc – Class A (b)	(1,595)	(473,859)
Cognizant Technology Solutions Corp. – Class A	(666)	(42,937)
Shopify, Inc. – Class A (b)	(702)	(33,127)
Snowflake, Inc. – Class A	(234)	(33,960)
		(583,883)
Leisure Products – (0.02)%
YETI Holdings, Inc.	(872)	(37,077)

Life Sciences Tools & Services – (0.36)%
10X Genomics, Inc. – Class A	(921)	(32,493)
Avantor, Inc.	(9,512)	(165,794)
Charles River Laboratories International, Inc.	(828)	(139,402)
Evotec S.E. (b)	(1,973)	(34,113)
ICON plc (b)	(424)	(103,439)
IQVIA Holdings, Inc.	(966)	(174,682)
PerkinElmer, Inc.	(564)	(46,727)
Repligen Corp.	(687)	(92,443)
		(789,093)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Machinery – (0.64)%
Caterpillar, Inc.	(61)	$(13,789)
CNH Industrial N.V. (b)	(5,606)	(61,554)
Cummins, Inc.	(57)	(12,329)
Deere & Co.	(412)	(150,528)
Donaldson Co., Inc.	(1,863)	(107,421)
Dover Corp.	(1,216)	(158,019)
Fortive Corp.	(1,211)	(79,054)
Gates Industrial Corp. plc (b)	(3,546)	(38,722)
Illinois Tool Works, Inc.	(862)	(193,191)
Ingersoll Rand, Inc.	(266)	(16,141)
Kennametal, Inc.	(1,149)	(26,553)
Lincoln Electric Holdings, Inc.	(1,038)	(181,442)
Otis Worldwide Corp.	(1,259)	(97,207)
PACCAR, Inc.	(128)	(10,564)
RBC Bearings, Inc.	(159)	(34,955)
Stanley Black & Decker, Inc.	(799)	(67,955)
Terex Corp.	(1,793)	(82,119)
Timken Co.	(771)	(53,292)
		(1,384,835)
Marine Transportation – (0.06)%
Kuehne + Nagel International AG (b)	(445)	(120,000)

Media – (0.51)%
Charter Communications, Inc. – Class A	(585)	(235,638)
Comcast Corp. – Class A	(11,130)	(459,558)
Fox Corp. – Class A	(2,226)	(67,648)
Paramount Global – Class B	(15,425)	(167,824)
Sinclair, Inc.	(4,745)	(51,578)
Sirius XM Holdings, Inc.	(9,163)	(39,218)
The New York Times Co. – Class A	(2,153)	(86,787)
		(1,108,251)
Metals & Mining – (0.91)%
Alumina Ltd. (b)	(212,566)	(105,631)
Constellium SE (b)	(11,846)	(187,167)
Core Lithium Ltd. (b)	(159,928)	(36,774)
Coronado Global Resources, Inc. (b)	(32,845)	(36,130)
First Quantum Minerals Ltd. (b)	(1,811)	(20,986)
Fortescue Metals Group Ltd. (b)	(3,365)	(47,870)
Freeport-McMoRan, Inc.	(12,542)	(423,668)
IGO Ltd. (b)	(31,142)	(188,576)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Metals & Mining – (0.91)% (Continued)
Ivanhoe Mines Ltd. – Class A (b)	(11,374)	$(83,824)
Lithium Americas Corp. (b)	(8,902)	(59,643)
MP Materials Corp.	(1,919)	(31,472)
Newmont Corp.	(957)	(35,859)
Nucor Corp.	(420)	(62,072)
Pilbara Minerals Ltd. (b)	(63,800)	(149,866)
Sibanye Stillwater Ltd. – ADR (b)	(11,881)	(60,355)
Southern Copper Corp.	(5,523)	(391,581)
Steel Dynamics, Inc.	(34)	(3,621)
Stelco Holdings, Inc. (b)	(1,970)	(55,517)
		(1,980,612)
Mortgage Real Estate Investment Trusts (REITs) – (0.18)%
AGNC Investment Corp.	(26,327)	(194,293)
Annaly Capital Management, Inc.	(6,239)	(97,391)
Blackstone Mortgage Trust, Inc. – Class A	(4,562)	(91,012)
		(382,696)
Office REITs – (1.13)%
Alexandria Real Estate Equities, Inc.	(26,394)	(2,458,073)

Oil, Gas & Consumable Fuels – (1.92)%
APA Corp.	(4,638)	(184,221)
Berry Petroleum Corp.	(315)	(2,630)
Black Stone Minerals LP	(4,161)	(74,898)
BP plc – ADR (b)	(1,932)	(70,673)
BP Prudhoe Bay Royalty Trust	(499)	(2,410)
Callon Petroleum Co.	(3,480)	(129,978)
Canadian Natural Resources Ltd. (b)	(3,465)	(220,131)
Cenovus Energy, Inc. (b)	(9,592)	(183,015)
Cheniere Energy Partners LP	(150)	(8,364)
Cheniere Energy, Inc.	(1,336)	(222,337)
Chesapeake Energy Corp.	(3,336)	(287,163)
Civitas Resources, Inc.	(2,384)	(179,825)
CNX Resources Corp.	(14,026)	(304,645)
Comstock Resources, Inc.	(1,964)	(24,746)
ConocoPhillips	(1,585)	(188,298)
CONSOL Energy, Inc.	(1,479)	(135,905)
Coterra Energy, Inc.	(94)	(2,585)
CVR Energy, Inc.	(85)	(2,784)
Delek Logistics Partners LP	(194)	(8,967)
Devon Energy Corp.	(4,057)	(188,934)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – (1.92)% (Continued)
Dorchester Minerals LP	(286)	$(7,979)
Earthstone Energy, Inc. – Class A	(1,097)	(23,224)
Ecopetrol SA – ADR (b)	(218)	(2,575)
Encore Energy Corp. (b)	(809)	(2,670)
Energy Fuels, Inc. (b)	(3,027)	(24,246)
Eni SpA – ADR (b)	(81)	(2,637)
EOG Resources, Inc.	(1,888)	(238,360)
EQT Corp.	(566)	(23,987)
Equinor ASA – ADR (b)	(3,940)	(131,478)
Evolution Petroleum Corp.	(403)	(2,591)
Excelerate Energy, Inc. – Class A	(176)	(2,503)
Gran Tierra Energy, Inc. (b)	(2,080)	(12,730)
Granite Ridge Resources, Inc.	(426)	(2,624)
International Seaways, Inc.	(56)	(2,693)
Kimbell Royalty Partners LP	(163)	(2,628)
Kinetik Holdings, Inc.	(76)	(2,693)
Magnolia Oil & Gas Corp. – Class A	(117)	(2,627)
MPLX LP	(230)	(8,289)
New Fortress Energy, Inc.	(1,742)	(52,783)
NexGen Energy Ltd. (b)	(4,030)	(24,382)
NextDecade Corp.	(579)	(2,542)
NuStar Energy LP	(482)	(8,242)
Obsidian Energy Ltd. (b)	(319)	(2,712)
Occidental Petroleum Corp.	(3,088)	(190,869)
ONEOK, Inc.	(40)	(2,608)
OPAL Fuels, Inc. – Class A	(2,103)	(12,113)
Overseas Shipholding Group, Inc. – Class A	(555)	(2,714)
Ovintiv, Inc.	(2,056)	(98,688)
Pembina Pipeline Corp. (b)	(778)	(23,947)
Pioneer Natural Resources Co.	(11)	(2,629)
Plains All American Pipeline LP	(4,819)	(73,008)
Plains GP Holdings LP – Class A	(1,484)	(23,269)
San Juan Basin Royalty Trust	(366)	(2,738)
SandRidge Energy, Inc.	(167)	(2,647)
Scorpio Tankers, Inc. (b)	(48)	(2,695)
SFL Corp. Ltd. (b)	(2,200)	(23,892)
Shell plc – ADR (b)	(3,935)	(256,327)
SM Energy Co.	(64)	(2,580)
Southwestern Energy Co.	(373)	(2,659)
Teekay Corp. – Class A (b)	(56)	(2,783)
TORM plc – Class A (b)	(87)	(2,640)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – (1.92)% (Continued)
TotalEnergies S.E. – ADR (b)	(3,454)	$(230,036)
Transportadora de Gas del Sur SA – ADR (b)	(240)	(2,450)
Ultrapar Participacoes SA – ADR (b)	(692)	(2,775)
Unit Corp.	(49)	(2,698)
Uranium Energy Corp.	(4,142)	(24,645)
Uranium Royalty Corp. (b)	(8,477)	(24,244)
Vermilion Energy, Inc. (b)	(181)	(2,610)
Vertex Energy, Inc.	(604)	(2,603)
Viper Energy Partners LP	(283)	(8,060)
Vital Energy, Inc.	(2,256)	(112,890)
Vitesse Energy, Inc.	(769)	(18,218)
W&T Offshore, Inc.	(642)	(2,664)
		(4,172,403)
Paper & Forest Products – (0.02)%
Louisiana-Pacific Corp.	(882)	(45,229)

Passenger Airlines – (0.17)%
American Airlines Group, Inc.	(11,416)	(127,288)
Frontier Group Holdings, Inc.	(3,180)	(10,780)
Southwest Airlines Co.	(10,456)	(232,437)
		(370,505)
Personal Care Products – (0.06)%
Estee Lauder Cos., Inc. – Class A	(771)	(99,359)
Medifast, Inc.	(599)	(41,427)
		(140,786)
Pharmaceuticals – (0.67)%
Athira Pharma, Inc.	(116)	(181)
Catalent, Inc.	(2,666)	(91,684)
GSK plc – ADR (b)	(3,681)	(131,412)
H Lundbeck A/S (b)	(21,435)	(112,042)
Merck KGaA (b)	(1,137)	(171,730)
Novartis AG – ADR (b)	(2,218)	(207,561)
Novartis AG (b)	(1,302)	(121,893)
Perrigo Co. plc (b)	(5,219)	(144,253)
Roche Holding AG (b)	(608)	(156,687)
Roche Holding AG – ADR (b)	(2,226)	(71,967)
Royalty Pharma plc – Class A	(4,466)	(120,001)
Sanofi SA – ADR (b)	(159)	(7,195)
Tarsus Pharmaceuticals, Inc.	(481)	(6,849)
Zoetis, Inc.	(714)	(112,098)
		(1,455,553)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Professional Services – (0.19)%
Equifax, Inc.	(719)	$(121,921)
Exponent, Inc.	(1,079)	(79,080)
FTI Consulting, Inc.	(439)	(93,182)
Paychex, Inc.	(1,103)	(122,488)
		(416,671)
Residential REITs – (0.83)%
Apartment Income REIT Corp.	(10,381)	(303,229)
AvalonBay Communities, Inc.	(893)	(148,006)
Camden Property Trust	(5,405)	(458,776)
Equity Residential	(13,376)	(740,094)
UDR, Inc.	(4,800)	(152,688)
		(1,802,793)
Retail REITs – (3.25)%
Federal Realty Investment Trust	(19,148)	(1,746,106)
Kite Realty Group Trust	(59,436)	(1,267,176)
NETSTREIT Corp.	(13,674)	(194,855)
Phillips Edison & Co., Inc.	(54,252)	(1,915,637)
Realty Income Corp.	(21,211)	(1,004,977)
Regency Centers Corp.	(4,618)	(278,281)
Simon Property Group, Inc.	(323)	(35,494)
SITE Centers Corp.	(6,594)	(76,886)
Tanger Factory Outlet Centers, Inc.	(23,981)	(540,772)
		(7,060,184)
Semiconductors & Semiconductor Equipment – (0.71)%
Allegro Microsystems, Inc.	(957)	(24,844)
Ambarella, Inc. (b)	(2,769)	(124,577)
Analog Devices, Inc.	(1,487)	(233,950)
BE Semiconductor Industries N.V. (b)	(960)	(99,168)
Cirrus Logic, Inc.	(2)	(134)
Diodes, Inc.	(552)	(35,924)
GlobalFoundries, Inc.	(640)	(31,757)
NXP Semiconductors N.V. (b)	(960)	(165,533)
ON Semiconductor Corp.	(957)	(59,947)
Power Integrations, Inc.	(557)	(38,617)
Silicon Laboratories, Inc.	(633)	(58,350)
Skyworks Solutions, Inc.	(1,600)	(138,784)
STMicroelectronics N.V. (b)	(1,914)	(72,694)
Texas Instruments, Inc.	(3,191)	(453,154)
		(1,537,433)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Software – (0.18)%
Aurora Innovation, Inc.	(41,470)	$(72,573)
Fortinet, Inc.	(1,595)	(91,186)
HashiCorp, Inc. – Class A	(3,199)	(62,988)
HubSpot, Inc.	(140)	(59,328)
Model N, Inc.	(366)	(8,821)
Oracle Corp.	(636)	(65,762)
Palantir Technologies, Inc. – Class A	(1,180)	(17,464)
UiPath, Inc. – Class A	(175)	(2,718)
		(380,840)
Specialized REITs – (3.67)%
American Tower Corp.	(8,613)	(1,534,750)
Equinix, Inc.	(3,989)	(2,910,534)
Four Corners Property Trust, Inc.	(55,572)	(1,183,684)
Public Storage	(9,651)	(2,303,790)
Weyerhaeuser Co.	(1,282)	(36,781)
		(7,969,539)
Specialty Retail – (0.63)%
AutoNation, Inc.	(158)	(20,553)
AutoZone, Inc.	(89)	(220,465)
Best Buy Co., Inc.	(1,306)	(87,267)
Carvana Co.	(954)	(25,758)
Dick’s Sporting Goods, Inc.	(997)	(106,629)
Floor & Decor Holdings, Inc. – Class A	(234)	(19,282)
Foot Locker, Inc.	(2,703)	(56,736)
Gap, Inc.	(6,177)	(79,066)
Home Depot, Inc.	(170)	(48,397)
Lithia Motors, Inc.	(235)	(56,919)
Lowe’s Cos., Inc.	(1,420)	(270,609)
RH	(95)	(20,706)
Tractor Supply Co.	(1,547)	(297,890)
Ulta Beauty, Inc.	(127)	(48,426)
		(1,358,703)
Technology Hardware, Storage & Peripherals – (0.60)%
Apple, Inc.	(7,594)	(1,296,827)

Textiles, Apparel & Luxury Goods – (0.12)%
Adidas AG (b)	(413)	(73,435)
Canada Goose Holdings, Inc. (b)	(521)	(5,783)
Levi Strauss & Co. – Class A	(5,627)	(76,921)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
Textiles, Apparel & Luxury Goods – (0.12)% (Continued)
Ralph Lauren Corp.	(512)	$(57,615)
Under Armour, Inc. – Class A	(7,634)	(52,293)
		(266,047)
Trading Companies & Distributors – (0.19)%
Air Lease Corp.	(4,361)	(151,021)
Fastenal Co.	(810)	(47,255)
Ferguson plc (b)	(221)	(33,194)
United Rentals, Inc.	(80)	(32,502)
W.W. Grainger, Inc.	(45)	(32,842)
Watsco, Inc.	(185)	(64,545)
WESCO International, Inc.	(468)	(59,998)
		(421,357)
Total Short Common Stocks
(Proceeds $(84,998,703))		(81,272,072)

SHORT EXCHANGE TRADED FUNDS – (10.52)%

Equity – (10.28)%
AdvisorShares Pure US Cannabis ETF	(11,017)	(61,695)
ARK Genomic Revolution ETF	(120	(2,762)
ARK Innovation ETF	(966)	(33,887)
Consumer Staples Select Sector SPDR Fund	(20,180)	(1,369,415)
Energy Select Sector SPDR Fund	(6,073)	(517,359)
ETFMG Alternative Harvest ETF	(28,389)	(81,760)
Financial Select Sector SPDR Fund	(7,767)	(251,340)
Global X Lithium & Battery Tech ETF	(4,279)	(204,279)
Health Care Select Sector SPDR Fund	(6,679)	(831,803)
Industrial Select Sector SPDR Fund	(4,488)	(441,440)
Invesco QQQ Trust Series 1	(4,715)	(1,654,352)
iShares China Large-Cap ETF	(10,582)	(270,053)
iShares Core DAX UCITS ETF(a)	(957)	(125,461)
iShares MSCI Eurozone ETF	(751)	(30,866)
iShares Nasdaq Biotechnology ETF	(1,025)	(116,522)
iShares North American Tech-Software ETF	(2,236)	(754,538)
iShares Russell 2000 ETF	(4,179)	(687,529)
iShares S&P Mid-Cap 400 Growth ETF	(1,805)	(124,094)
iShares Transportation Average ETF	(834)	(181,679)
iShares U.S. Home Construction ETF	(2,238)	(164,538)
Material Select Sector SPDR	(1,594)	(121,240)
SPDR S&P 500 ETF Trust	(18,851)	(7,883,489)
SPDR S&P Biotech ETF	(2,689)	(178,092)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2023

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (10.52)% (Continued)
SPDR S&P Homebuilders ETF	(1,352)	$(96,830)
SPDR S&P Metals & Mining ETF	(4,988)	(246,706)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,369)	(198,806)
SPDR S&P Regional Banking ETF	(7,979)	(316,527)
SPDR S&P Retail ETF	(5,729)	(336,235)
U.S. Global Jets ETF	(18,463)	(275,468)
Utilities Select Sector SPDR Fund	(247)	(14,743)
VanEck Oil Services ETF	(1,523)	(494,061)
VanEck Vectors Semiconductor ETF	(483)	(67,113)
Vanguard REIT ETF	(57,816)	(4,215,943)
		(22,350,625)
Fixed Income – (0.24)%
iShares iBoxx High Yield Corporate Bond ETF	(7,028)	(510,022)
Total Short Exchange Traded Funds
(Proceeds $(23,142,639))		(22,860,647)

SHORT PREFERRED STOCKS – (0.06)%
Life Sciences Tools & Services
Sartorius AG (b)	(560)	(140,358)
Total Short Preferred Stocks
(Proceeds $(179,254))		(140,358)
Total Securities Sold Short
(Proceeds $(108,320,596)) – (47.98)%		$(104,273,077)

(a)	Securities sold short are not owned by the Fund and cannot produce income.
(b)	Foreign security.
ADR – American Depository Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options
October 31, 2023

	Contracts	Notional Amount	Value
WRITTEN OPTIONS

Call
Advanced Micro Devices, Inc. (a)
Exercise Price: $106.00, Expiration: 11/03/2023	(32)	$(315,200)	$(3,264)
Alteryx, Inc. (a)
Exercise Price: $45.00, Expiration: 02/16/2024	(45)	(144,045)	(2,925)
Amazon.com, Inc. (a)
Exercise Price: $140.00, Expiration: 11/17/2023	(19)	(252,871)	(2,071)
Exercise Price: $145.00, Expiration: 11/17/2023	(3)	(39,927)	(105)
Bowlero Corp. (a)
Exercise Price: $12.50, Expiration: 11/17/2023	(8)	(8,072)	(80)
Caesars Entertainment, Inc. (a)
Exercise Price: $45.00, Expiration: 11/17/2023	(16)	(63,824)	(744)
Endeavor Group Holdings, Inc. (a)
Exercise Price: $22.50, Expiration: 11/17/2023	(8)	(18,208)	(760)
Exercise Price: $24.00, Expiration: 11/17/2023	(27)	(61,452)	(877)
Exercise Price: $25.00, Expiration: 12/15/2023	(32)	(72,832)	(1,360)
Gap, Inc. (a)
Exercise Price: $13.00, Expiration: 11/10/2023	(16)	(20,480)	(560)
International Game Technology plc (a)
Exercise Price: $32.00, Expiration: 11/17/2023	(16)	(40,672)	(128)
iShares 20+ Year Treasury Bond ETF (a)
Exercise Price: $100.00, Expiration: 12/15/2023	(41)	(342,678)	(451)
Kenvue, Inc. (a)
Exercise Price: $20.00, Expiration: 11/17/2023	(32)	(59,520)	(160)
Exercise Price: $21.00, Expiration: 11/17/2023	(32)	(59,520)	(80)
Exercise Price: $25.00, Expiration: 11/17/2023	(33)	(61,380)	(83)
Exercise Price: $20.00, Expiration: 12/01/2023	(32)	(59,520)	(400)
Penn Entertainment, Inc. (a)
Exercise Price: $30.00, Expiration: 01/19/2024	(29)	(57,217)	(667)
PureCycle Technologies, Inc. (a)
Exercise Price: $11.00, Expiration: 11/17/2023	(207)	(92,115)	(5,175)
Spirit Airlines, Inc. (a)
Exercise Price: $30.00, Expiration: 12/15/2023	(21)	(24,108)	(1,050)
Uber Technologies, Inc. (a)
Exercise Price: $44.00, Expiration: 11/03/2023	(19)	(82,232)	(826)
Veeva Systems, Inc. (a)
Exercise Price: $210.00, Expiration: 11/17/2023	(1)	(19,271)	(65)
Wyndham Hotels & Resorts, Inc. (a)
Exercise Price: $80.00, Expiration: 11/17/2023	(8)	(57,920)	(160)
Exercise Price: $85.00, Expiration: 12/15/2023	(7)	(50,680)	(158)
			(22,149)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options – Continued
October 31, 2023

	Contracts	Notional Amount	Value
Put
Amazon.com, Inc. (a)
Exercise Price: $110.00, Expiration: 11/17/2023	(3)	$(39,927)	$(35)
Exercise Price: $130.00, Expiration: 01/19/2024	(9)	(119,781)	(5,310)
Apple, Inc. (a)
Exercise Price: $162.50, Expiration: 11/03/2023	(16)	(273,232)	(1,360)
Applied Digital Corp. (a)
Exercise Price: $5.00, Expiration: 12/15/2023	(32)	(15,616)	(2,400)
Chevron Corp. (a)
Exercise Price: $145.00, Expiration: 11/17/2023	(9)	(131,157)	(2,695)
Dexcom, Inc. (a)
Exercise Price: $75.00, Expiration: 11/17/2023	(1)	(8,883)	(33)
Gap, Inc. (a)
Exercise Price: $13.00, Expiration: 11/03/2023	(32)	(40,960)	(1,152)
Meta Platforms, Inc. (a)
Exercise Price: $250.00, Expiration: 01/19/2024	(8)	(241,016)	(3,080)
Exercise Price: $280.00, Expiration: 01/19/2024	(3)	(90,381)	(3,015)
Microsoft Corp. (a)
Exercise Price: $310.00, Expiration: 01/19/2024	(7)	(236,677)	(4,060)
Phreesia, Inc. (a)
Exercise Price: $12.50, Expiration: 11/17/2023	(8)	(10,928)	(200)
Sirius XM Holdings, Inc. (a)
Exercise Price: $3.50, Expiration: 11/17/2023	(65)	(27,820)	(487)
Veeva Systems, Inc. (a)
Exercise Price: $180.00, Expiration: 11/17/2023	(8)	(154,168)	(1,160)
WW International, Inc. (a)
Exercise Price: $7.50, Expiration: 01/19/2024	(65)	(50,830)	(8,125)
Exercise Price: $10.00, Expiration: 01/19/2024	(24)	(18,768)	(6,900)
			(40,012)
TOTAL WRITTEN OPTIONS
(Premiums received $77,748)			$(62,161)

(a)	100 shares per contract.
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Futures Contracts
October 31, 2023

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
12/27/2023	100 Ounce Gold Futures	77	$15,356,110	$194,882
12/19/2023	CBT 10-Year U.S. Treasury Note	3	286,764	755
12/29/2023	CBT 2-Year U.S. Treasury Note	218	43,399,849	(172,050)
12/15/2023	E-Mini Russell 2000	339	28,279,380	(3,455,840)
12/15/2023	E-Mini S&P 500	140	29,485,750	(2,079,246)
				$(5,511,499)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts
October 31, 2023

	Received by		Paid by
	the Fund		the Fund						Unrealized
Counter-	Financing		Financing	Payment	Maturity	Number of	Notional	Upfront	Appreciation
party	Rate/Security	Currency	Rate/Security	Frequency	Date	Shares/Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS

Morgan	Admiral	GBP	5.79%	Monthly	4/29/25	2,226	$54,417	$—	$(863)
Stanley	Group plc		(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Axa S.A.	EUR	4.59%	Monthly	4/29/25	2,712	75,945	—	(1,409)
Stanley			(0.60% + Euro
			Short-Term
			Rate)

Morgan	CaixaBank	EUR	4.59%	Monthly	4/29/25	53,914	207,154	—	3,673
Stanley	S.A.		(0.60% + Euro
			Short-Term
			Rate)

Morgan	Cyclical vs.	USD	3.59%	Monthly	4/29/25	321	39,339	—	(570)
Stanley	Defensive Basket		(0.60% + Euro
			Short-Term
			Rate)

Morgan	Entain plc	GBP	5.79%	Monthly	6/4/25	1,316	12,291	—	(5,158)
Stanley			(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Entain plc	GBP	5.79%	Monthly	6/3/25	5,321	49,698	—	(2,252)
Stanley			(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Entain plc	GBP	5.79%	Monthly	4/29/25	72,426	676,459	—	(91,873)
Stanley			(0.60% + Sterling
			Overnight
			Index Average)
Morgan	Flutter	GBP	5.79%	Monthly	6/3/25	408	52,791	—	(629)
Stanley	Entertainment plc		(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Growth vs	USD	0.85%	Monthly	4/29/25	976	114,719	—	(2,502)
Stanley	Value Basket		Fixed Rate

Morgan	GSK plc	GBP	5.79%	Monthly	4/29/25	10,060	147,548	—	3,125
Stanley			(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Haleon plc	GBP	5.79%	Monthly	4/29/25	5,163	17,026	—	860
Stanley			(0.60% + Sterling
			Overnight
			Index Average)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Received by		Paid by
	the Fund		the Fund							Unrealized
Counter-	Financing		Financing	Payment	Maturity	Number of	Notional		Upfront	Appreciation
party	Rate/Security	Currency	Rate/Security	Frequency	Date	Shares/Units	Amount		Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)

Morgan	iShares iBoxx	USD	5.68%	Monthly	4/29/25	422,760	41,925,109		$—	$(4,346,934)
Stanley	$Investment		(0.35% + U.S.
	Grade Corporate		Federal Funds
	Bond ETF		Effective Rate)

Morgan	iShares iBoxx	USD	5.33%	Monthly	4/29/25	585,822	42,513,103		—	(1,356,164)
Stanley	High Yield		0.00% + U.S.
	Corporate		(Federal Funds
	Bond ETF		Effective Rate)

Morgan	Lancashire	GBP	5.79%	Monthly	4/29/25	14,239	80,878		—	1,431
Stanley	Holdings Ltd.		(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Man Group	GBP	5.79%	Monthly	4/29/25	18,411	40,499		—	635
Stanley	plc		(0.60% + Sterling
			Overnight
			Index Average)

Morgan	New Melrose	GBP	5.79%	Monthly	4/29/25	68,886	321,698		—	(990)
Stanley	Industries plc		(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Prudential plc	GBP	5.79%	Monthly	4/29/25	2,857	24,578		—	(1,917)
Stanley			(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Rolls-Royce	GBP	5.79%	Monthly	4/29/25	85,728	185,656		—	(1,640)
Stanley	Holdings plc		(0.60% + Sterling
			Overnight
			Index Average)

Morgan	Sanofi	EUR	4.59%	Monthly	4/29/25	2,755	236,434		—	(31,488)
Stanley			(0.60% + Euro
			Short-Term
			Rate)

Morgan	Schneider	EUR	4.59%	Monthly	4/29/25	542	78,812		—	1,392
Stanley	S.A.		(0.60% + Euro
			Short-Term
			Rate)

Morgan	Sector-Neutral	USD	0.80%	Monthly	4/29/25	68,637	5,433,305	(a)	—	(211,233)
Stanley	Dividend		Fixed Rate
	Yield Basket

Morgan	U.S. Momentum	USD	1.15%	Monthly	4/29/25	600	70,435		—	(291)
Stanley	Basket		Fixed Rate

Morgan	U.S. Quality	USD	0.95%	Monthly	4/29/25	1,610	125,918		—	1,633
Stanley	Basket		Fixed Rate

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Received by		Paid by
	the Fund		the Fund						Unrealized
Counter-	Financing		Financing	Payment	Maturity	Number of	Notional	Upfront	Appreciation
party	Rate/Security	Currency	Rate/Security	Frequency	Date	Shares/Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)

Morgan	U.S. Sector-	USD	0.85%	Monthly	4/29/25	139	11,675	$—	$1,128
Stanley	Neutral Quality		Fixed Rate
Basket

Morgan	Weiss –	USD	5.83%	Monthly	4/29/25	539	57,889	—	(3,364)
Stanley	MSGWARO2		(0.50% + U.S.
	Basket		Federal Funds
Effective Rate)

Morgan	Weiss –	USD	5.68%	Monthly	4/29/25	840	76,961	—	(6,216)
Stanley	MSGWAUSP		(0.35% + U.S.
	Basket		Federal Funds
Effective Rate)

Morgan	Weiss –	USD	5.83%	Monthly	4/29/25	390	35,276	—	(178)
Stanley	MSGWDEF		(0.50% + U.S.
	Basket		Federal Funds
Effective Rate)

Morgan	Weiss –	USD	5.83%	Monthly	4/29/25	3,501	360,288	—	(19,191)
Stanley	MSGWIND		(0.50% + U.S.
	Basket		Federal Funds
Effective Rate)

Morgan	Weiss –	USD	5.68%	Monthly	4/29/25	1,804	203,708	—	(2,820)
Stanley	MSGWLCT		(0.35% + U.S.
	Basket		Federal Funds
Effective Rate)

Morgan	Weiss –	USD	5.68%	Monthly	4/29/25	256	26,757	—	(841)
Stanley	MSGWTRNS		(0.35% + U.S.
	Basket		Federal Funds
Effective Rate)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Paid by		Received by
	the Fund		the Fund						Unrealized
Counter-	Financing		Financing	Payment	Maturity	Number of	Notional	Upfront	Appreciation
party	Rate/Security	Currency	Rate/Security	Frequency	Date	Shares/Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS

Morgan	3.49% ((0.50)%	EUR	ABN AMRO	Monthly	4/29/25	(2,356)	(29,990)	$—	$1,517
Stanley	+ Euro		Bank N.V.
	Short-Term Rate)

Morgan	4.69% ((0.50)%	GBP	Abrdn plc	Monthly	4/29/25	(57,814)	(90,808)	—	(2,515)
Stanley	+ Sterling
	Overnight
	Index Average)

Morgan	4.69% ((0.50)%	GBP	Anglo	Monthly	4/29/25	(5,051)	(105,885)	—	12,102
Stanley	+ Sterling		American plc
	Overnight
	Index Average)

Morgan	4.69% ((0.50)%	GBP	Antofagasta plc	Monthly	4/29/25	(15,031)	(202,213)	—	22,411
Stanley	+ Sterling
	Overnight
	Index Average)

Morgan	4.69% ((0.50)%	GBP	Ashtead	Monthly	7/2/25	(640)	(30,199)	—	1,246
Stanley	+ Sterling		Group plc
	Overnight
	Index Average)

Morgan	4.69% ((0.50)%	GBP	Astrazeneca	Monthly	4/29/25	(954)	(98,272)	—	3,673
Stanley	+ Sterling		plc
	Overnight
	Index Average)

Morgan	5.08% ((0.25)%+	USD	Casual Dining	Monthly	4/29/25	(1,658)	(140,416)	—	(5,185)
Stanley	U.S. Federal Funds		MSGWCASD
	Effective Rate)		Basket

Morgan	5.08% ((0.25)%+	USD	Casual Dining	Monthly	8/13/25	(3,404)	(288,285)	—	(1,497)
Stanley	U.S. Federal Funds		MSGWCASD
	Effective Rate)		Basket

Morgan	(0.65)%	USD	Cyclical vs.	Monthly	4/29/25	(114)	(13,971)	—	808
Stanley	Fixed Rate		Defensive Basket

Morgan	4.69% ((0.50)%	GBP	Flutter	Monthly	4/29/25	(668)	(86,432)	—	(1,295)
Stanley	+ Sterling		Entertainment
	Overnight		plc
	Index Average)

Morgan	5.08% ((0.25)%+	USD	Growth	Monthly	4/29/25	(976)	(165,081)	—	(4,575)
Stanley	U.S. Federal Funds		Software
	Effective Rate)		Basket

Morgan	3.68% ((0.50)%	GBP	International	Monthly	4/29/25	(79,750)	(115,276)	—	278
Stanley	+ Sterling		Consolidated
	Overnight		Airlines
	Index Average)		Group S.A.

Morgan	4.56% ((0.63)%	GBP	iShares plc –	Monthly	6/3/25	(19,821)	(142,112)	—	2,065
Stanley	+ Sterling		iShares Core
	Overnight		FTSE
	Index Average)		100 UCIT

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Paid by		Received by
	the Fund		the Fund						Unrealized
Counter-	Financing		Financing	Payment	Maturity	Number of	Notional	Upfront	Appreciation
party	Rate/Security	Currency	Rate/Security	Frequency	Date	Shares/Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)

Morgan	4.81% ((0.52)%	USD	MS Consumer	Monthly	4/29/25	(390)	(36,325)	$—	$95
Stanley	+ U.S. Federal		Discretionary
	Funds
	Effective Rate)

Morgan	5.07% ((0.26)%+	USD	MS Grow	Monthly	8/20/25	(134)	(62,709)	—	4,361
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	5.07% ((0.26)%+	USD	MS Grow	Monthly	9/2/25	(119)	(55,690)	—	1,898
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	5.08% ((0.25)%+	USD	MS High	Monthly	4/29/25	(815)	(55,004)	—	3,369
Stanley	U.S. Federal Funds		Beta Cyclicals
	Effective Rate)		Basket

Morgan	4.98% ((0.35)%+	USD	MS Leisure	Monthly	4/29/25	(4,862)	(299,062)	—	41,505
Stanley	U.S. Federal Funds		Travel
	Effective Rate)

Morgan	5.03% ((0.30)%+	USD	MS Technology	Monthly	4/29/25	(2,829)	(168,410)	—	(4,233)
Stanley	U.S. Federal Funds		Hardware
	Effective Rate)		Basket

Morgan	5.08% ((0.25)%+	USD	MSGWRAIL	Monthly	4/29/25	(325)	(29,055)	—	(595)
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	5.08% ((0.25)%+	USD	MSGWREIT	Monthly	4/29/25	(677)	(58,906)	—	4,022
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	5.08% ((0.25)%+	USD	MSGWTRN4	Monthly	4/29/25	(325)	(37,781)	—	2,440
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	4.79% ((0.54)%+	USD	MSGWXRT	Monthly	4/29/25	(5,003)	(435,411)	—	44,489
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	4.98% ((0.35)%+	USD	MSGWXSD	Monthly	4/29/25	(6,504)	(1,115,436)	—	42,578
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	4.93% ((0.40)%+	USD	MSXXAIB	Monthly	9/4/25	(536)	(64,143)	—	4,987
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	4.95% ((0.38)%+	USD	MSXXCCC	Monthly	4/29/25	(210)	(18,417)	—	1,433
Stanley	U.S. Federal Funds		Basket
	Effective Rate)

Morgan	4.80% ((0.53)%+	USD	MSXXONSH	Monthly	4/29/25	(1,028)	(95,162)	—	3,045
Stanley	U.S. Federal Funds		Basket
	Effective Rate)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Paid by		Received by
	the Fund		the Fund						Unrealized
Counter-	Financing		Financing	Payment	Maturity	Number of	Notional	Upfront	Appreciation
party	Rate/Security	Currency	Rate/Security	Frequency	Date	Shares/Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)

Morgan	3.49% ((0.50)%	EUR	Rexel	Monthly	4/29/25	(2,255)	(43,525)	$—	$4,979
Stanley	+ Euro		Promesses
	Short-Term Rate)

Morgan	3.49% ((0.50)%	EUR	Safran S.A.	Monthly	5/7/25	(96)	(14,174)	—	(76)
Stanley	+ Euro
	Short-Term Rate)

Morgan	4.69% ((0.50)%	GBP	Schroders plc	Monthly	4/29/25	(21,494)	(79,632)	—	4,523
Stanley	+ Sterling
	Overnight
	Index Average)

Morgan	4.81% ((0.52)%+	USD	Unprofitable	Monthly	4/29/25	(1,923)	(68,497)	—	5,735
Stanley	U.S. Federal Funds		Technology
	Effective Rate)		Co. Basket

Morgan	4.81% ((0.52)%+	USD	Unprofitable	Monthly	4/29/25	(3,252)	(119,056)	—	29,244
Stanley	U.S. Federal Funds		Technology
	Effective Rate)		Co. Basket

Morgan	(0.81)%	USD	U.S. 3 Month	Monthly	9/9/25	(381)	(38,313)	—	(790)
Stanley	Fixed Rate		Momentum Basket

Morgan	0.95%	USD	U.S. Quality	Monthly	10/1/25	(4,065)	(317,924)	—	(5,557)
Stanley	Fixed Rate		Basket

Morgan	4.98% ((0.35)%+	USD	U.S. Quality	Monthly	10/22/25	(5,672)	(1,144,836)	—	35,458
Stanley	U.S. Federal Funds		Long Basket
	Effective Rate)

Morgan	4.88% ((0.45)%+	USD	Weiss –	Monthly	4/29/25	(4,862)	(722,396)	—	69,455
Stanley	U.S. Federal Funds		Infotech
	Effective Rate)		Basket

Morgan	4.98% ((0.35)%+	USD	Weiss –	Monthly	4/29/25	(682)	(57,950)	—	(4,197)
Stanley	U.S. Federal Funds		MSGWAERO
	Effective Rate)		Basket

Morgan	5.08% ((0.25)%+	USD	Weiss –	Monthly	4/29/25	(721)	(49,194)	—	4,593
Stanley	U.S. Federal Funds		MSGWAIR
	Effective Rate)		Basket

Morgan	5.08% ((0.25)%+	USD	Weiss –	Monthly	4/29/25	(51)	(3,788)	—	598
Stanley	U.S. Federal Funds		MSGWOFRE
	Effective Rate)		Basket

Morgan	4.96% ((0.37)%+	USD	Weiss – QQQE	Monthly	4/29/25	(9,755)	(877,267)	—	8,694
Stanley	U.S. Federal Funds		MSGWQQQE
	Effective Rate)		Basket
									$(5,743,560)

EUR – Euro
GBP – British Pound Sterling
plc – Public Limited Co.
USD – U.S. Dollar
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

(a)	The components of the Sector-Neutral Dividend Yield Basket are shown below. The fifty largest components of each leg of the basket as of October 31, 2023, are shown below.

	Shares	Value	% of basket
COMMON STOCKS

Banks
Citigroup, Inc.	662	$26,149	0.48%
Fifth Third Bancorp	1,038	24,612	0.45%
Huntington Bancshares, Inc.	2,490	24,032	0.44%
KeyCorp	2,461	25,155	0.46%
PNC Financial Services Group, Inc.	227	26,028	0.48%
Truist Financial Corp.	906	25,683	0.47%
US Bancorp	753	24,006	0.44%
Zions Bancorp	780	24,070	0.44%
		199,735
Beverages
Coca-Cola Co.	477	26,964	0.50%
PepsiCo, Inc.	159	26,027	0.48%
		52,991
Biotechnology
AbbVie, Inc.	377	53,178	0.98%
Amgen, Inc.	245	62,655	1.15%
Gilead Sciences, Inc.	509	39,970	0.74%
Pfizer, Inc.	1,760	53,790	0.99%
		209,593
Capital Markets
Becton Dickinson & Co.	123	31,213	0.57%

Communications Equipment
Cisco Systems, Inc.	1,923	100,229	1.84%
Juniper Networks, Inc.	938	25,262	0.46%
		125,491
Consumer Staples Distribution & Retail
Target Corp.	227	25,190	0.46%

Diversified Telecommunication Services
AT&T, Inc.	8,086	124,523	2.29%
Verizon Communications Inc	3,438	120,790	2.22%
		245,313
Health Care Equipment & Supplies
Abbott Laboratories	418	39,531	0.73%
Medtronic plc	490	34,568	0.64%
		74,099

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Shares	Value	% of basket
Health Care Providers & Services
Cigna Group	133	$41,232	0.76%
CVS Health Corp.	928	64,071	1.18%
UnitedHealth Group, Inc.	129	68,849	1.27%
		174,152
Industrials
Dolby Laboratories, Inc.	342	27,690	0.51%

Insurance
Prudential Financial, Inc.	290	26,524	0.49%
IT Services
Accenture plc	338	100,387	1.85%
Cognizant Technology Solutions Corp.	1,093	70,454	1.30%
International Business Machines Corp.	744	107,576	1.98%
		278,417
Media
Interpublic Group of Cos., Inc.	1,856	52,696	0.97%
Nexstar Media Group, Inc.	192	26,955	0.50%
Telephone and Data Systems, Inc.	2,004	36,450	0.67%
		116,101
Pharmaceuticals
Bristol-Myers Squibb Co.	1,013	52,198	0.96%
Johnson & Johnson	386	57,249	1.05%
Merck & Co., Inc.	573	58,883	1.08%
Omnicom Group, Inc.	761	56,992	1.05%
		225,322
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	602	94,645	1.74%
Broadcom, Inc.	122	102,995	1.90%
Intel Corp.	3,163	115,459	2.13%
Microchip Technology, Inc.	1,332	94,972	1.75%
QUALCOMM, Inc.	964	105,100	1.93%
Skyworks Solutions, Inc.	433	37,573	0.69%
Texas Instruments, Inc.	645	91,658	1.69%
		642,402
Software
Oracle Corp.	902	93,247	1.72%

Specialty Retail
Gap, Inc.	1,956	25,036	0.46%
Williams-Sonoma, Inc.	158	23,781	0.44%
		48,817

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Shares	Value	% of basket
Technology Hardware, Storage & Periperals
Hewlett Packard Enterprise Co.	3,325	$51,140	0.94%
HP, Inc.	1,721	45,322	0.83%
NetApp, Inc.	577	42,001	0.77%
		138,463

SHORT COMMON STOCKS

Capital Markets
Intercontinental Exchange, Inc.	(232)	$(24,906)	0.46%

Consumer Finance
American Express Co.	(171)	(24,918)	0.46%

Consumer Staples Distribution & Retail
Costco Wholesale Corp.	(53)	(29,337)	0.54%
Walmart, Inc.	(179)	(29,192)	0.54%
		(58,529)
Electronic Equipment, Instruments & Components
Amphenol Corp.	(713)	(57,393)	1.06%
Jabil, Inc.	(200)	(39,982)	0.74%
CDW Corp.	(445)	(54,652)	1.01%
		(152,027)
Entertainment
Electronic Arts, Inc.	(930)	(115,166)	2.12%

Financial Services
Marsh & McLennan Cos. Inc.	(139)	(26,425)	0.49%
Mastercard, Inc.	(66)	(24,851)	0.46%
Visa, Inc.	(111)	(26,095)	0.48%
		(77,371)
Food Products
Mondelez International, Inc.	(402)	(26,640)	0.49%

Health Care Equipment & Supplies
GE HealthCare Technologies, Inc.	(376)	(25,032)	0.46%
ResMed, Inc.	(245)	(34,653)	0.64%
Stryker Corp.	(162)	(43,748)	0.81%
Teradyne, Inc.	(536)	(44,592)	0.82%
Zimmer Biomet Holdings Inc.	(245)	(25,533)	0.47%
		(173,558)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Shares	Value	% of basket
Health Care Providers & Services
Elevance Health, Inc.	(115)	$(51,816)	0.95%
HCA Healthcare, Inc.	(143)	(32,328)	0.60%
Humana, Inc.	(131)	(68,526)	1.26%
McKesson Corp.	(123)	(55,993)	1.03%
		(208,663)
Household Products
Procter & Gamble Co.	(187)	(28,047)	0.52%

Insurance
Aon plc	(82)	(25,270)	0.47%
Arthur J. Gallagher & Co.	(118)	(27,880)	0.51%
Chubb Ltd.	(135)	(29,073)	0.54%
Progressive Corp.	(204)	(32,237)	0.59%
Willis Towers Watson plc	(131)	(30,914)	0.57%
		(145,374)
Life Sciences Tools & Services
Agilent Technologies, Inc.	(251)	(25,932)	0.48%
Thermo Fisher Scientific, Inc	(113)	(50,160)	0.92%
		(76,092)
Media
Comcast Corp.	(2,522)	(104,127)	1.92%
Fox Corp.	(2,094)	(63,644)	1.17%
News Corp.	(1,289)	(26,652)	0.49%
New York Times Co.	(734)	(29,601)	0.54%
Paramount Global	(5,000)	(54,397)	1.00%
		(278,421)
Pharmaceuticals
Cencora, Inc.	(352)	(65,135)	1.20%
Danaher Corp.	(239)	(45,824)	0.84%
Eli Lilly & Co.	(115)	(63,725)	1.17%
Zoetis, Inc.	(250)	(39,309)	0.72%
		(213,993)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	(722)	(95,546)	1.76%
Entegris, Inc.	(445)	(39,159)	0.72%
KLA Corp.	(219)	(102,719)	1.89%
Lam Research Corp.	(159)	(93,369)	1.72%
Marvell Technology, Inc.	(1,900)	(89,741)	1.65%
Micron Technology, Inc.	(1,600)	(107,021)	1.97%

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2023

	Shares	Value	% of basket
Semiconductors & Semiconductor
Equipment (Continued)
Monolithic Power Systems, Inc.	(200)	$(88,290)	1.62%
NVIDIA Corp.	(221)	(90,207)	1.66%
		(706,052)
Software
Intuit, Inc.	(202)	(99,775)	1.84%
Microsoft Corp.	(331)	(112,063)	2.06%
Roper Technologies, Inc.	(116)	(56,559)	1.04%
		(268,397)
Technology Hardware, Storage & Periperals
Apple, Inc.	(581)	(99,171)	1.83%

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Assets and Liabilities
October 31, 2023

ASSETS:
Investments, at value (Cost $138,266,567)	$130,965,619
Cash(1)	59,011,651
Foreign currency, at value (Cost $8,188,553)	8,069,462
Deposits at broker for securities sold short and written options	101,708,277
Collateral for swap contracts	23,340,000
Deposits for futures	4,984,210
Dividends and interest receivable	703,160
Receivable for investments sold	29,620,303
Variation margin receivable, net	320,521
Receivable for fund shares sold	95,224
Prepaid expenses and other receivables	14,734
Total assets	358,833,161
LIABILITIES:
Securities sold short, at value (proceeds of $108,320,596)	104,273,077
Written option contracts, at value (premiums received $77,748)	62,161
Payable for investments purchased	29,893,678
Payable for swap contracts, net	5,743,560
Payable to broker for foreign currency (proceeds $274,836)	273,913
Payable for fund shares redeemed	568,566
Payable to Adviser, net	196,600
Dividends and interest payable for securities sold short	239,448
Payable for fund administration and fund accounting fees	81,953
Payable for custodian fees	70,168
Payable for transfer agent fees and expenses	26,860
Payable for swap interest and dividends, net	13,117
Payable for compliance fees	3,995
Distribution and shareholder servicing fees payable	270
Accrued expenses and other liabilities	70,227
Total liabilities	141,517,593
NET ASSETS	$217,315,568

NET ASSETS CONSISTS OF:
Paid-in capital	$270,043,580
Total accumulated losses	(52,728,012)
Total net assets	$217,315,568

	Class K	Investor
	Shares	Class Shares
Net assets	$216,198,165	$1,117,403
Shares issued and outstanding(2)	25,357,743	133,912
Net asset value, offering, and redemption price per share	$8.53	$8.34

(1)	Includes restricted cash of $58,855,013.
(2)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Operations
For the Year Ended October 31, 2023

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $31,292)	$2,916,314
Interest income, including broker interest on short positions	7,170,681
Total investment income	10,086,995

EXPENSES:
Investment advisory fees (See Note 3)	3,551,281
Dividends on securities sold short	2,842,509
Borrowing expense on securities sold short	1,445,686
Fund administration and fund accounting fees (See Note 3)	333,658
Custodian fees (See Note 3)	237,633
Transfer agent fees (See Note 3)	108,315
Federal and state registration fees	42,024
Audit fees	54,500
Legal fees	28,855
Reports to shareholders	30,269
Compliance fees (See Note 3)	16,662
Trustees’ fees (See Note 3)	14,008
Distribution fees – Investor Class (See Note 3)	3,666
Shareholder servicing fees – Investor Class (See Note 5)	1,466
Other	21,702
Total expense before reimbursement	8,732,234
Less: Expense reimbursement by Adviser (see Note 3)	(887,626)
Net expenses	7,844,608
NET INVESTMENT INCOME	2,242,387

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(2,960,647)
Securities sold short	(1,638,134)
Written option contracts expired or closed	1,306,553
Swap contracts	(9,153,448)
Future contracts	220,617
Forward currency exchange contracts	(6,507)
Foreign currency translation	35,911
Net realized loss	(12,195,655)
Change in unrealized appreciation (depreciation) on:
Investments	2,842,736
Securities sold short	4,595,829
Written option contracts	(390,961)
Swap contracts	4,743,952
Future contracts	1,203,011
Forward currency exchange contracts	(2,579)
Foreign currency translation	(93,393)
Net change in unrealized appreciation (depreciation)	12,898,595
Net realized and unrealized gain on investments	702,940
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,945,327

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
OPERATIONS:
Net investment income (loss)	$2,242,387	$(1,334,348)
Net realized loss on investments, securities sold short,
written option contracts expired or closed, swap contracts,
futures contracts, forward currency contracts, and foreign currency transactions	(12,195,655)	(26,864,866)
Change in unrealized appreciation (depreciation) on investments, securities sold short, written option contracts, swap contracts,
futures contracts, forward currency contracts and foreign currency translation	12,898,595	(29,843,337)
Net increase (decrease) in net assets resulting from operations	2,945,327	(58,042,551)

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(29,340)	(15,007,578)
Investor Class	—	(709,286)
Total distributions to shareholders	(29,340)	(15,716,864)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions(1)	(39,326,988)	96,793,567

NET INCREASE (DECREASE) IN NET ASSETS	(36,411,001)	23,034,152

NET ASSETS:
Beginning of year	253,726,569	230,692,417
End of year	$217,315,568	$253,726,569

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	For the Year Ended		For the Year Ended
	October 31, 2023		October 31, 2022
	Shares	Amount	Shares	Amount
Class K:
Issued	10,469,048	$92,132,665	21,436,992	$207,598,738
Issued to holders in
reinvestment of dividends	3,311	28,602	1,434,757	14,835,381
Redeemed	(14,953,150)	(130,311,043)	(13,061,945)	(121,379,526)
Net increase (decrease) in Class K	(4,480,791)	$(38,149,776)	9,809,804	$101,054,593
Investor Class:
Issued	13,103	$113,689	434,793	$4,492,482
Issued to holders in
reinvestment of dividends	—	—	69,674	709,286
Redeemed	(150,943)	(1,290,901)	(1,044,210)	(9,462,794)
Net increase in Investor Class	(137,840)	$(1,177,211)	(539,743)	$(4,261,026)
Net increase (decrease)
in shares outstanding	(4,618,631)	$(39,326,988)	9,270,061	$96,793,567

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2023	2022	2021	2020	2019
Class K

PER SHARE DATA:
Net asset value, beginning of year	$8.43	$11.08	$10.67	$11.25	$10.44

INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.08	(0.05)	(0.08)	(0.02)	0.08
Net realized and unrealized
gain (loss) on investments	0.02	(1.92)	1.30	0.62	1.18
Total from investment operations	0.10	(1.97)	1.22	0.60	1.26

LESS DISTRIBUTIONS FROM:
Net investment income	0.00 (2)	—	(0.02)	(0.11)	(0.21)
Net realized gains	—	(0.68)	(0.79)	(1.07)	(0.24)
Total distributions	—	(0.68)	(0.81)	(1.18)	(0.45)
Redemption fees	—	—	—	—	—
Net asset value, end of year	$8.53	$8.43	$11.08	$10.67	$11.25

TOTAL RETURN	1.20%	-18.99%	11.88%	5.79%	12.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$216,198	$251,477	$221,827	$91,865	$89,627
Ratio of gross expenses to average net assets:
Before expense reimbursement(3)	3.69%	3.01%	3.46%	4.07%	3.95%
After expense reimbursement(3)	3.31%	2.71%	2.79%	3.05%	3.16%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(3)	1.81%	1.21%	1.29%	1.55%	1.66%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing
expense on securities sold short(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets(3)	0.95%	(0.49)%	(0.77)%	(0.24)%	0.78%
Portfolio turnover rate(4)	1,160%	734%	576%	738%	585%

(1)	Calculated based on average shares outstanding during the years.
(2)	Amount per share is less than $0.005.
(3)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(4)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions). The denominator includes the average fair value of long positions throughout the years ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2023	2022	2021	2020	2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$8.28	$10.92	$10.56	$11.16	$10.38

INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.04	(0.08)	(0.12)	(0.06)	0.05
Net realized and unrealized
gain (loss) on investments(2)	0.02	(1.88)	1.28	0.61	1.18
Total from investment operations	0.06	(1.96)	1.16	0.55	1.23

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	(0.08)	(0.21)
Net realized gains	—	(0.68)	(0.79)	(1.07)	(0.24)
Total distributions	—	(0.68)	(0.80)	(1.15)	(0.45)
Redemption fees	—	—	—	0.00(3)	0.00 (3)
Net asset value, end of year	$8.34	$8.28	$10.92	$10.56	$11.16

TOTAL RETURN	0.85%	-19.26%	11.43%	5.48%	12.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,117	$2,249	$8,865	$5,905	$5,487
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	4.04%	3.36%	3.80%	4.42%	4.30%
After expense reimbursement(4)	3.66%	3.06%	3.14%	3.40%	3.51%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets(4)	1.81%	1.21%	1.29%	1.55%	1.66%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing
expense on securities sold short(4)	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss)
to average net assets(4)	0.60%	(0.84)%	(1.11)%	(0.59)%	0.43%
Portfolio turnover rate(5)	1,160%	734%	576%	738%	585%

(1)	Calculated based on average shares outstanding during the years.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(3)	Amount per share is less than $0.005.
(4)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(5)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions). The denominator includes the average fair value of long positions throughout the years end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements
October 31, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Multi-Strategy Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of October 31, 2023, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee prior to November 22, 2019. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Weiss Multi-Strategy Advisers LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Fair Value
Common Stocks
Aerospace & Defense	$819,627	$—	$—	$819,627
Air Freight & Logistics	969,892	224,012	—	1,193,904
Automobile Components	306,578	—	—	306,578
Banks	4,946,800	261,576	—	5,208,376
Beverages	2,135,076	—	—	2,135,076
Biotechnology	2,146,305	—	—	2,146,305
Broadline Retail	1,496,044	—	—	1,496,044
Building Products	338,215	—	—	338,215
Capital Markets	6,272,999	134,625	—	6,407,624
Chemicals	1,407,083	—	—	1,407,083
Commercial Services & Supplies	36,131	—	—	36,131
Communications Equipment	1,703,083	—	—	1,703,083
Construction & Engineering	543,193	—	—	543,193
Construction Materials	214,839	—	—	214,839
Consumer Finance	578,803	—	—	578,803
Consumer Staples Distribution & Retail	1,551,045	—	—	1,551,045
Containers & Packaging	141,453	—	—	141,453
Distributors	94,731	—	—	94,731
Diversified Consumer Services	17,259	—	—	17,259

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

	Level 1	Level 2	Level 3		Total
Assets – Continued
Investments at Fair Value – Continued
Diversified REITs	$1,188,790	$—	$—		$1,188,790
Diversified Telecommunication Services	415,769	—	—		415,769
Electric Utilities	—	81,689	—		81,689
Electrical Equipment	1,025,604	—	—		1,025,604
Electronic Equipment, Instruments & Components	219,499	—	—		219,499
Energy Equipment & Services	2,673,589	—	—		2,673,589
Entertainment	1,530,338	—	—		1,530,338
Financial Services	1,961,265	—	—		1,961,265
Food Products	2,796,590	—	—		2,796,590
Ground Transportation	2,176,637	—	—		2,176,637
Health Care Equipment & Supplies	2,307,046	—	—		2,307,046
Health Care Providers & Services	1,444,563	—	—		1,444,563
Health Care REITs	4,373,011	—	—		4,373,011
Health Care Technology	295,749	—	—		295,749
Hotels, Restaurants & Leisure	7,716,519	—	—		7,716,519
Household Durables	168,311	—	—		168,311
Household Products	2,291,134	—	—		2,291,134
Industrial Conglomerates	244,469	—	—		244,469
Industrial REITs	7,156,498	—	—		7,156,498
Insurance	3,038,087	64,001	—		3,102,088
Interactive Media & Services	1,300,688	—	—		1,300,688
IT Services	51,253	—	—		51,253
Leisure Products	17,292	—	202	(1)	17,494
Life Sciences Tools & Services	1,078,655	306,894	—		1,385,549
Machinery	1,283,715	—	—		1,283,715
Marine Transportation	102,040	89,976	—		192,016
Media	1,246,460	—	—		1,246,460
Metals & Mining	4,195,221	361,433	—		4,556,654
Mortgage Real Estate Investment Trusts (REITs)	176,654	–	—		176,654
Office REITs	6,393,016	—	—		6,393,016
Oil, Gas & Consumable Fuels	4,553,175	—	—		4,553,175
Paper & Forest Products	66,140	—	—		66,140
Passenger Airlines	16,375	—	—		16,375
Personal Care Products	413,733	—	—		413,733
Pharmaceuticals	2,161,441	165,087	—		2,326,528
Professional Services	63,184	—	—		63,184
Retail REITs	6,125,969	—	—		6,125,969
Semiconductors & Semiconductor Equipment	2,166,896	—	—		2,166,896
Software	5,245,328	—	—		5,245,328
Specialized REITs	6,308,487	—	—		6,308,487

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

	Level 1	Level 2	Level 3		Total
Assets – Continued
Investments at Fair Value – Continued
Specialty Retail	$1,131,147	$—	$—		$1,131,147
Technology Hardware, Storage & Peripherals	542,122	—	—		542,123
Textiles, Apparel & Luxury Goods	224,524	—	—		224,524
Trading Companies & Distributors	1,526,665	—	—		1,526,665
Wireless Telecommunication Services	580,317	—	2,494	(1)	582,811
Total Common Stocks	115,713,121	1,689,293	2,696		117,405,110
Contingent Value Rights	—	—	—	(1)(2)	—
Exchange Traded Funds(3)	3,946,990	—	—		3,946,990
Purchased Options	5,040	172,559	—		177,599
Preferred Stocks	244,514	—	—		244,514
Warrant(3)	—	—	—	(1)(2)	—
Money Market Fund	9,191,406	—	—		9,191,406
	$129,101,071	$1,861,852	$2,696		$130,965,619
Liabilities
Investments at Fair Value
Common Stocks
Aerospace & Defense	$(74,453)	$(90,031)	$—		$(164,484)
Air Freight & Logistics	(196,124)	—	—		(196,124)
Automobiles	(606,061)	—	—		(606,061)
Banks	(4,037,272)	—	—		(4,037,272)
Beverages	(1,635,721)	—	—		(1,635,721)
Biotechnology	(1,847,996)	(21,019)	—		(1,869,015)
Broadline Retail	(51,481)	—	—		(51,481)
Building Products	(199,271)	—	—		(199,271)
Capital Markets	(5,183,178)	(50,742)	—		(5,233,920)
Chemicals	(863,377)	—	—		(863,377)
Commercial Services & Supplies	(176,213)	—	—		(176,213)
Communications Equipment	(153,405)	—	—		(153,405)
Construction & Engineering	(67,258)	—	—		(67,258)
Construction Materials	(56,393)	—	—		(56,393)
Consumer Finance	(1,480,425)	—	—		(1,480,425)
Consumer Staples Distribution & Retail	(986,565)	—	—		(986,565)
Diversified REITs	(336,883)	—	—		(336,883)
Diversified Telecommunication Services	(67,239)	—	—		(67,239)
Electrical Equipment	(156,727)	—	—		(156,727)
Electronic Equipment, Instruments & Components	(447,299)	—	—		(447,299)
Energy Equipment & Services	(1,556,613)	—	—		(1,556,613)
Entertainment	(166,840)	—	—		(166,840)
Financial Services	(431,037)	—	—		(431,037)
Food Products	(2,075,303)	(161,866)	—		(2,237,169)
Ground Transportation	(1,842,276)	—	—		(1,842,276)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

	Level 1	Level 2	Level 3	Total
Liabilities – Continued
Investments at Fair Value – Continued
Health Care Equipment & Supplies	$(805,561)	$—	$—	$(805,561)
Health Care Providers & Services	(1,358,363)	(76,885)	—	(1,435,248)
Health Care REITs	(2,494,293)	—	—	(2,494,293)
Health Care Technology	(136,454)	—	—	(136,454)
Hotel & Resort REITs	(390,535)	—	—	(390,535)
Hotels, Restaurants & Leisure	(4,867,221)	(68,789)	—	(4,936,010)
Household Durables	(108,098)	—	—	(108,098)
Household Products	(1,235,853)	—	—	(1,235,853)
Industrial Conglomerates	(173,864)	—	—	(173,864)
Industrial REITs	(5,280,846)	—	—	(5,280,846)
Insurance	(1,226,622)	(140,598)	—	(1,367,220)
Interactive Media & Services	(349,633)	—	—	(349,633)
IT Services	(583,883)	—	—	(583,883)
Leisure Products	(37,077)	—	—	(37,077)
Life Sciences Tools & Services	(754,980)	(34,113)	—	(789,093)
Machinery	(1,384,835)	—	—	(1,384,835)
Marine Transportation	—	(120,000)	—	(120,000)
Media	(1,108,251)	—	—	(1,108,251)
Metals & Mining	(1,415,765)	(564,847)	—	(1,980,612)
Mortgage Real Estate Investment Trusts (REITs)	(382,696)	—	—	(382,696)
Office REITs	(2,458,073)	—	—	(2,458,073)
Oil, Gas & Consumable Fuels	(4,172,402)	—	—	(4,172,402)
Paper & Forest Products	(45,229)	—	—	(45,229)
Passenger Airlines	(370,505)	—	—	(370,505)
Personal Care Products	(140,786)	—	—	(140,786)
Pharmaceuticals	(893,201)	(562,352)	—	(1,455,553)
Professional Services	(416,671)	—	—	(416,671)
Residential REITs	(1,802,793)	—	—	(1,802,793)
Retail REITs	(7,060,184)	—	—	(7,060,184)
Semiconductors & Semiconductor Equipment	(1,438,265)	(99,168)	—	(1,537,433)
Software	(380,840)	—	—	(380,840)
Specialized REITs	(7,969,539)	—	—	(7,969,539)
Specialty Retail	(1,358,703)	—	—	(1,358,703)
Technology Hardware, Storage & Peripherals	(1,296,827)	—	—	(1,296,827)
Textiles, Apparel & Luxury Goods	(192,612)	(73,435)	—	(266,047)
Trading Companies & Distributors	(421,357)	—	—	(421,357)
Total Common Stocks	(79,208,227)	(2,063,845)	—	(81,272,072)
Exchange Traded Funds(3)	(22,860,647)	—	—	(22,860,647)
Preferred Stocks	—	(140,358)	—	(140,358)
	$(102,068,874)	$(2,204,203)	$—	$(104,273,077)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

	Level 1	Level 2	Level 3	Total
Liabilities – Continued
Other Instruments
Written Options	$(5,864)	$(56,297)	$—	$(62,161)
Futures Contracts(4)	—	(5,511,499)	—	(5,511,499)
Swap Contracts(4)		(5,743,560)	—	(5,743,560)
	$(5,864)	$(11,311,356)	$—	$(11,317,220)

(1)	Management has deemed these Level 3 securities as immaterial and therefore no further disclosure is needed.
(2)	Amount less than $0.50.
(3)	See the Schedule of Investments for industry classifications.
(4)	Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Open Swap and Open Futures contracts.

For the year ended October 31, 2023, there were no transfers into or out of Level 3 securities.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund.

C.  Transactions with Brokers – The Fund’s deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

F.  Flex Options – The Fund principally uses options to hedge exposure to underlying positions given projected increases in volatility or to crystalize price gains or losses in individual securities. FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange risk). A forward foreign currency exchange contract is an agreement between two parties to buy or sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund principally uses futures for attractive liquidity offered in portfolio construction and management than available using equity and fixed income exchange traded funds. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the year ended October 31, 2023, the Fund entered into both long and short equity swap contracts. Swap contracts are entered into to manage exposure to issuers, markets and securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Open Swap for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund employs a risk optimized allocation strategy by investing in (1) an actively managed, diversified, market neutral multi-strategy portfolio that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Component”), (2) a long-only “growth” overlay of equity securities (the “Growth Component”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Components. The Fund’s Growth and Defensive Components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Component will, under normal circumstances, consist of domestically traded large- and midcap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Components, will, under normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).

The Fund’s Core Market Neutral Component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Component.

The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond or Defensive Component) than to higher risk asset classes (i.e., those that comprise the equity or Growth Component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to the Core Market Neutral, Growth and Defensive Components can fluctuate widely.

The equity securities that comprise the Fund’s Growth Component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Component and Core Market Neutral Component may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2023, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	2,863	26,000,298
Written Option Contracts	1,536	8,247,892
Long Total Return Swap Contracts	1,406,854	99,506,013
Short Total Return Swap Contracts	222,481	9,559,504
Long Futures Contracts	947	125,926,100
Short Futures Contracts	1	188,236
Long Forward Contracts	28,764	28,764
Short Forward Contracts	198,841	28,813

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2023.

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$177,599	$—
Written Option Contracts
Equity	Written option contracts, at value	—	62,161
Swap Contracts
Equity	Payable for swap contracts, net	—	5,743,560
Futures Contracts
Commodity	Variation margin receivable, net	—	87,010
Equity	Variation margin receivable, net	436,360	—
Interest rate	Variation margin receivable, net	—	28,829
Total Futures Contracts		436,360	115,839
		$613,959	$5,921,560

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2023:

	Net Realized Gain (Loss) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(1,889,268)	$1,306,553	$(9,153,448)	$3,306,599	$—	$(6,429,564)
Commodity Contracts	—	—	—	1,363,889	—	1,363,889
Interest Rate Contracts	—	—	—	(4,468,397)	—	(4,468,397)
Foreign Exchange Contracts	—	—	—	18,526	(6,507)	12,019
Total	$(1,889,268)	$1,306,553	$(9,153,448)	$220,617	$(6,507)	$(9,522,053)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(7,211)	$(390,961)	$4,743,952	$(5,257,037)	$—	$(911,257)
Commodity Contracts	—	—	—	1,155,168	—	1,155,168
Interest Rate Contracts	—	—	—	5,304,880	—	5,304,880
Foreign Exchange Contracts	—	—	—	—	(2,579)	(2,579)
Total	$(7,211)	$(390,961)	$4,743,952	$1,203,011	$(2,579)	$5,546,212

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.50% of the Fund’s average daily net assets. As of October 31, 2023, Class A shares and Class I shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provide that, after payment of the recoupment, the Total Annual Fund Operating Expenses do no exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
November 2023 to October 2024	$1,165,912
November 2024 to October 2025	814,144
November 2025 to October 2026	887,626

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to October 31, 2020.

As of October 31, 2023, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis were as follows:

Tax cost of investments*	$22,034,486
Gross unrealized appreciation	$7,605,926
Gross unrealized depreciation	(22,178,808)
Net unrealized depreciation	(14,572,882)
Undistributed ordinary income	3,472,757
Undistributed long-term capital gain	—
Other accumulated losses	(41,627,887)
Total accumulated losses	$(52,728,012)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, derivatives and constructive sales.

As of October 31, 2023, the Fund had $40,490,612 in long-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31, respectively. For the taxable year ended October 31, 2023, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2023 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
$(66,997)	$66,997

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

The tax character of distributions paid for the year ended October 31, 2023 and the year ended October 31, 2022, respectively, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2023	$29,340	$—	$29,340
2022	12,810,319	2,906,545	15,716,864

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. As of October 31, 2023, Class A shares were not available. For the year ended October 31, 2023, the Investor Class incurred expenses of $3,666 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the year ended October 31, 2023, the Investor Class incurred expenses of $1,466 to the plan. As of October 31, 2023, Class A and Class I shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2023, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	1,607,295,329	1,641,856,739

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross		Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Net Amounts
	Amounts of	Offset in the	Presented in
	Recognized	Statement of	the Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Futures Contracts	$436,484	$115,963	$320,521	$—	$—	$320,521
Swap Contracts	375,478	375,478	—	—	—	—
	$811,962	$491,441	$320,521	$—	$—	$320,521
Liabilities:
Description
Futures Contracts	$115,963	$115,963	$—	$—	$—	$—
Swap Contracts	6,119,038	375,478	5,743,560	—	5,743,560	—
Written Option Contracts	62,161	—	62,161	—	62,161	—
	$6,297,162	$491,441	$5,805,721	$—	$5,805,721	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2023, Charles Schwab and National Financial Services, for the benefit of its customers, owned 26.47% and 45.28% of the outstanding shares of the Fund, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2023

9.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

10.  SUBSEQUENT EVENTS

On December 19, 2023, the Fund’s Investor Class declared an income distribution of $0.11096521 and the Fund’s Class K shares declared an income distribution of $0.15394021 payable on December 20, 2023, to shareholders of record on December 19, 2023.

As of November 20, 2023, Cullen Small no longer serves as Vice President, Treasurer, and Principal Financial Officer of the Trust. As of November 20, 2023, Douglas Schafer has replaced Mr. Small as Vice President, Treasurer, and Principal Financial Officer of the Trust. These changes were approved by the Board on October 26, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Weiss Alternative Multi-Strategy Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, securities sold short, written options, open futures contracts, and swap contracts, of Weiss Alternative Multi-Strategy Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 29, 2023

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2023

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At a meeting held on July 26-27, 2023 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Weiss Alternative Multi-Strategy Fund (the “Fund”), and Weiss Multi-Strategy Advisers, LLC (“Weiss”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Weiss to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Weiss provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Weiss included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Weiss, including Weiss’ portfolio managers and other personnel, and the investment practices and techniques used by Weiss in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Weiss and the Fund’s total operating expenses compared with those of a peer group of mutual funds; (iv) the financial condition of Weiss; (v) the costs of the services provided and Weiss’ profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Weiss in connection with its services to the Fund are shared with Fund shareholders; and (v) other ancillary or “fall-out” benefits Weiss and/or its affiliates, if any, may receive based on Weiss’ relationship with the Fund. In addition to the Meeting, the Board met on June 21, 2023, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Weiss in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Weiss furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Weiss, Weiss’ personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and Weiss. The Board also considered the presentation by representatives of Weiss received at the Board’s meeting held on October 26-27, 2022.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Weiss in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Weiss, Fund Services and the Interested Trustee on several occasions. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2023

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Board considered the nature, extent and quality of services provided to the Fund by Weiss under the Advisory Agreement. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about Weiss’ investment process and investment strategy for the Fund, Weiss’ approach to security selection, Weiss’ investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered Weiss’ trade execution capabilities and experience. The Board noted that Weiss had been managing the Fund’s portfolio since its inception.

The Board evaluated the ability of Weiss, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund, including research, advisory and supervisory personnel. The Board further considered Weiss’ compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of Weiss’ compliance program. The Board also considered the entrepreneurial and other risks assumed by Weiss in connection with the services provided to the Fund.

Based on these considerations, the Board concluded, within the context of its full deliberations, that Weiss is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

INVESTMENT PERFORMANCE

The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2023, as compared to its benchmark index, the Bloomberg Barclays U.S. Corporate Bond Index, and noted that the Fund’s Class K and Investor Class shares outperformed the index for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2023. Additionally, the Board considered the Fund’s investment performance as compared to an appropriate universe of peer funds compiled by Broadridge Financial Solutions (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year, three-year, four-year, and five-year periods ended April 30, 2023. The Trustees noted that the Fund’s Class K shares outperformed the Performance Universe average and median for the five-year period but underperformed the Performance Universe average and median for the one-year, two-year, three-year and four-year periods. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Weiss identified the funds it considered to be the Fund’s top competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Weiss’ analysis of the Fund’s performance for these time periods.

Based on these considerations, the Trustees concluded that the performance results achieved by Weiss for the Fund were satisfactory given market conditions. Although past performance is not a guarantee or indication of future results, the Trustees further concluded that they continue to have confidence in Weiss’s overall capabilities to manage the Fund.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2023

FEES AND EXPENSES

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Weiss for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of an appropriate group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was higher than the Expense Group average and median, but the Board noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board.

The Board noted that Weiss reported that it does not manage any other accounts or funds with investment strategies similar to those utilized for the Fund.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 fees and non-Rule 12b-1 service fees, as well as the Fund’s fee waiver and expense reimbursement arrangements. The Board noted that Weiss had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Fund’s net expense ratio for Class K was higher than both the average and median of the Expense Group. The Board acknowledged that, pursuant to the Expense Limitation Agreement, Weiss reimburses all expenses incurred by the Fund in excess of its management fee, excluding any expenses not covered under the Expense Limitation Agreement.

The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.

Based on these considerations, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

PROFITABILITY AND ECONOMIES OF SCALE

The Board requested and received a report on Weiss’ revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2023. The Board noted that Weiss has subsidized the Fund’s operations since inception pursuant to the Expense Limitation Agreement and has not recouped those subsidies. The Board received and considered a description of the expense allocation methodology used by Weiss in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Weiss’ financial resources and information regarding Weiss’ commitment

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2023

with respect to the Fund and its ability to support its management of the Fund and obligations under the Advisory Agreement. The Board concluded that Weiss’ profit from managing the Fund had not been, and currently was not, excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered information regarding whether and the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of for shareholders. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of implementing management fee breakpoints or other methods to share benefits from h economies of scale as part of its future review of the Advisory Agreement.

ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Board received and considered information regarding ancillary or “fall-out” benefits to Weiss and/or its affiliates, if any, as a result of Weiss’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Weiss confirmed it had benefited firm-wide from research credits generated by Fund portfolio transactions over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Weiss’ business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Weiss, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Weiss and/or its affiliates, if any, were unreasonable.

CONCLUSIONS

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)
October 31, 2023

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Weiss Multi-Strategy Advisers, LLC (the “Adviser”), the investment adviser to the Weiss Alternative Balanced Risk Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 25-26, 2023, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2022 through May 31, 2023 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited)
October 31, 2023

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1961)		Since			Trustee, Listed
		September 2015.			Funds Trust
(15 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	2	Independent
(born 1956)		Since			Trustee, F/m
		September 2015.			Funds Trust
(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	2	None
(born 1955)		Since	Officer, United Nations
		September 2015.	Joint Staff Pension
Fund (2009 – 2017).

Interested Trustee

Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	2	None
(born 1968)	Trustee	Since	U.S. Bancorp Fund
		July 2021.	Services, LLC (since 2007).

Officers of the Trust

Ryan L. Roell	President and	Indefinite Term;	Vice President,	Not	Not
(born 1973)	Principal	Since	U.S. Bancorp Fund	Applicable	Applicable
	Executive	July 2019.	Services, LLC (since 2005).
Officer

Cullen O. Small(4)	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bancorp Fund	Applicable	Applicable
	Treasurer and	January 2019.	Services, LLC (since 2010).
Principal
Financial
Officer

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
October 31, 2023

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Douglas Schafer(4)	Vice	Indefinite Term;	Assistant Vice President,	Not	Not
(born 1970)	President,	Since	U.S. Bancorp Fund	Applicable	Applicable
	Treasurer and	November 2023.	Services, LLC (since 2002).
Principal
Financial
Officer

Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November 2019.	U.S. Bancorp Fund
	Compliance		Services, LLC (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bancorp Fund	Applicable	Applicable
		June 2019.	Services, LLC (since 2012).

Richard E. Grange	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1982)	Treasurer	Since	U.S. Bancorp Fund	Applicable	Applicable
		October 2022.	Services, LLC (since 2017).

Leone Logan	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1986)	Treasurer	Since	U.S. Bancorp Fund	Applicable	Applicable
		November 2023.	Services, LLC (since 2022):
Senior Financial Reporting
Analyst, BNY Mellon
(2014 – 2022).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of the date September 30, 2023, the Trust was comprised of 19 portfolios (including the Fund) managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bancorp Fund Services, LLC, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

(4)	Refer to Note 10 in Notes to the Financial Statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
October 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended October 31, 2023, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and maybe eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 26.19%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2023 was 20.33%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal years ended October 31, 2023, and October 31, 2022, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$48,000	$46,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,000	$7,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    1/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    1/08/2024

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date    1/08/2024